Filed pursuant to Rule 497(c)
Registration No. 333-188840

Barings Funds Trust
Prospectus
May 1, 2020

Barings Global Floating Rate Fund
Barings Global Credit Income Opportunities Fund
Barings U.S. High Yield Fund
Barings Active Short Duration Bond Fund
Barings Diversified Income Fund
Barings Emerging Markets Debt Blended Total Return Fund
Barings Global Emerging Markets Equity Fund

Class/Ticker Symbol
Fund Name	Class A	Class C	Class I	Class L	Class Y
Barings Global Floating Rate Fund	BXFAX	BXFCX	BXFIX	—	BXFYX
Barings Global Credit Income Opportunities Fund	BXIAX	BXICX	BXITX	—	BXIYX
Barings U.S. High Yield Fund	BXHAX	BXHCX	BXHIX	—	BXHYX
Barings Active Short Duration Bond Fund	BXDAX	BXDCX	BXDIX	BXDLX	BXDYX
Barings Diversified Income Fund	BXTAX	BXTCX	BXTIX	—	BXTYX
Barings Emerging Markets Debt Blended Total Return Fund	BXEAX	BXECX	BXEIX	—	BXEYX
Barings Global Emerging Markets Equity Fund	BXQAX	BXQCX	BXQIX	—	BXQYX
Investment portfolios of Barings Funds Trust managed by Barings LLC (the "Manager")
300 South Tryon Street
Charlotte, NC 28202
Telephone: 1-855-439-5459
Not FDIC Insured, May Lose Value, No Bank Guarantee
The Securities and Exchange Commission ("SEC") has not approved or disapproved any shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
Important Notice: The SEC will permit funds to deliver shareholder reports electronically beginning on January 1, 2021. At that time, Barings Funds Trust, on behalf of each of its Funds, will send a notice, either by mail or email, each time your Fund's updated report is available on our website, http://www.barings.com/funds/mutual-funds. Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1-877-766-0014.

Barings Funds Trust Prospectus
FUND SUMMARIES
BARINGS GLOBAL FLOATING RATE FUND

Investment Objective
Barings Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) seeks a high level of current income. Preservation of capital is a secondary goal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	3.00%	None	None	None
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.35%	0.40%	0.29%	0.31%
Total Annual Fund Operating Expenses	1.25%	2.05%	0.94%	0.96%
Fee Waiver and/or Expense Reimbursement 3	0.25%	0.30%	0.19%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.75%	0.75%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
Barings LLC (the “Manager”) has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses will not exceed 0.75%, as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$402	$671	$961	$1,785
Class C	$284	$634	$1,111	$2,426
Class I	$79	$289	$516	$1,168
Class Y	$79	$293	$525	$1,190
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$402	$671	$961	$1,785
Class C	$184	$634	$1,111	$2,426
Class I	$79	$289	$516	$1,168
Class Y	$79	$293	$525	$1,190
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.51% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but determined by the Manager or Baring International Investment Limited, the sub-adviser (together with the Manager, “Barings”), to be of comparable quality.
The Fund may invest in a wide range of income-producing floating rate loans, bonds and notes of issuers based in U.S. and non-U.S. markets, but primarily invests in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s benchmark, which is the market weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index (collectively, the “Benchmark”), represented by non-U.S. issuers, as determined by the provider of the Benchmark). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in senior secured loans (consisting of assignments and participations). The Fund may invest in both floating rate debt instruments and debt instruments that pay a fixed rate of interest; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. government securities; preferred securities and trust preferred securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments; zero-coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The instruments in which the Fund invests are primarily below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but invests in such equity investments only for the preservation of capital. The Fund may also use over-the-counter and exchange-traded derivatives for hedging purposes or speculative purposes — as substitutes for investments in securities in which the Fund can invest — provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the sub-adviser in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings believes they no longer represent relatively attractive investment opportunities.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Below Investment Grade (High Yield / Junk Bond) Instruments Risk, Loan Risk, Foreign (Non-U.S.) Investment Risk, and Interest Rate Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity,

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund.
Borrowing and Leverage.  The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Duration Risk.  The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.
Volatility Risk. The Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on September 16, 2013. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year, 5 years and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/19–12/31/19	7.98%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/16–9/30/16)	3.91%
Lowest (10/1/18–12/31/18)	(3.44)%

Average Annual Total Returns
(for periods ended December 31, 2019)
Applicable sales charges are reflected
	1 YEAR	5 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	4.74%	3.75%	3.28%
Return After Taxes on Distributions	2.57%	1.66%	1.17%
Return After Taxes on Distributions and Sale of Fund Shares	2.80%	1.92%	1.53%
OTHER CLASSES (Return Before Taxes Only)
Class C	6.18%	3.63%	3.02%
Class I	8.33%	4.70%	4.09%
Class Y	8.25%	4.66%	4.06%
Credit Suisse Global Loan Benchmark 2 (reflects no deduction for fees, expenses, or taxes)	8.18%	4.74%	4.48%
1.
Since inception of September 16, 2013.

2.
The Credit Suisse Global Loan Benchmark is a market capitalization weighted averaged of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The Credit Suisse Western European Leveraged Loan Index is designed to mirror the investible universe of the Western European leveraged loan market, with loans denominated in U.S. and Western European currencies. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, a wholly-owned subsidiary of Barings LLC, serves as a sub-adviser with respect to the Fund’s European investments.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Sean Feeley	September 16, 2013	Portfolio Manager
Tom McDonnell	September 16, 2013	Portfolio Manager
Martin Horne	September 16, 2013	Portfolio Manager (with sub-adviser)
David Mihalick	November 1, 2017	Portfolio Manager
Chris Sawyer	March 2, 2020	Portfolio Manager (with sub-adviser)
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 56 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Investment Objective
Barings Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund” or the “Fund”) seeks an absolute return, primarily through current income and secondarily through capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.36%	0.46%	0.34%	0.37%
Total Annual Fund Operating Expenses	1.36%	2.21%	1.09%	1.12%
Fee Waiver and/or Expense Reimbursement 3	0.16%	0.26%	0.14%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.95%	0.95%	0.95%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$810	$1,121	$2,000
Class C	$305	$689	$1,199	$2,600
Class I	$100	$342	$604	$1,352
Class Y	$100	$349	$618	$1,385
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$810	$1,121	$2,000
Class C	$205	$689	$1,199	$2,600
Class I	$100	$342	$604	$1,352
Class Y	$100	$349	$618	$1,385
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.78% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies.
Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Bank of America/Merrill Lynch Global Non-Financial Developed Markets High Yield Constrained Index, represented by non-U.S. issuers, as determined

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

by the provider of the index). Although the Bank of America/Merrill Lynch Global Non-Financial Developed Markets High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.
The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in high yield debt instruments (consisting of bonds, loans, and notes) of North American and Western European corporate issuers that are of below investment grade quality. The Fund invests in instruments that are, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s or below BBB- by either S&P or Fitch) or unrated but determined by the Manager or Baring International Investment Limited, the sub-adviser (together with the Manager, “Barings”), to be of comparable quality.
The Fund invests primarily in high yield bonds, loans and notes, but also makes use of a wide range of debt instruments. The Fund may invest in both fixed and floating rate instruments; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. and non-U.S. government securities; preferred securities and trust preferred securities; asset-backed securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments; zero-coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The Fund’s investments may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed bonds and loans that are in default at the time of purchase in an effort to protect the Fund’s existing investment in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but will invest in such equity investments only for the preservation of capital.
The Fund may also use derivatives to a significant extent for risk management and hedging purposes, or for speculative purposes – as substitutes for investments in securities in which the Fund can invest – in order to achieve the Fund’s absolute return objective and manage volatility. The Fund may use over-the-counter and exchange-traded derivatives for a variety of purposes, consisting of: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the Fund’s yield or return as a non-hedging strategy that may be considered speculative. The Fund may establish, through derivatives, net short positions for individual sectors, markets, currencies or securities, or as a means of adjusting the Fund’s portfolio duration, credit quality and maturity. The Fund may invest in over-the-counter and exchange-traded derivative instruments provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the sub-adviser in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings believes they no longer represent relatively attractive investment opportunities.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Below Investment Grade (High Yield / Junk Bond) Instruments Risk, Loan Risk, Foreign (Non-U.S.) Investment Risk, and Interest Rate Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund.
Borrowing and Leverage.  The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Duration Risk.  The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.
Volatility Risk. The Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on September 16, 2013. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

shares. The table shows the Fund’s average annual returns for 1 year, 5 years and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/19–12/31/19	9.44%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/16–9/30/16)	5.86%
Lowest (10/1/18–12/31/18)	(4.70)%

Average Annual Total Returns
(for periods ended December 31, 2019)
Applicable sales charges are reflected
	1 YEAR	5 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	5.06%	4.46%	4.03%
Return After Taxes on Distributions	2.77%	1.86%	1.33%
Return After Taxes on Distributions and Sale of Fund Shares	2.95%	2.22%	1.82%
OTHER CLASSES (Return Before Taxes Only)
Class C	7.63%	4.48%	3.88%
Class I	9.71%	5.52%	4.92%
Class Y	9.71%	5.52%	4.92%
3 Month USD LIBOR + 500 bps 2 (reflects no deduction for fees, expenses, or taxes)	7.47%	6.51%	6.27%
1.
Since inception of September 16, 2013.

2.
The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the Intercontinental Exchange, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The return shown includes 3 Month USD LIBOR plus 500 bps, or 5% per annum. LIBOR is unmanaged.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, a wholly-owned subsidiary of Barings LLC, serves as a sub-adviser with respect to the Fund’s European investments.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Michael Freno	September 16, 2013	Portfolio Manager
Sean Feeley	September 16, 2013	Portfolio Manager
Scott Roth	September 16, 2013	Portfolio Manager
Martin Horne	March 8, 2016	Portfolio Manager (with sub-adviser)
Tom McDonnell	November 1, 2017	Portfolio Manager
David Mihalick	November 1, 2017	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 56 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS U.S. HIGH YIELD FUND

Investment Objective
Barings U.S. High Yield Fund (“U.S. High Yield Fund” or the “Fund”) seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.84%	5.59%	0.56%	0.54%
Total Annual Fund Operating Expenses	1.64%	7.14%	1.11%	1.09%
Fee Waiver and/or Expense Reimbursement 3	0.64%	5.39%	0.36%	0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.75%	0.75%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.75% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS U.S. HIGH YIELD FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$501	$850	$1,223	$2,266
Class C	$284	$1,711	$3,163	$6,488
Class I	$79	$326	$593	$1,355
Class Y	$79	$322	$584	$1,334
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$501	$850	$1,223	$2,266
Class C	$184	$1,711	$3,163	$6,488
Class I	$79	$326	$593	$1,355
Class Y	$79	$322	$584	$1,334
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in below investment grade fixed income securities (rated below Baa3 by Moody’s or BBB- by either S&P or Fitch (using the lower rating) or, if unrated, determined by the Manager to be of comparable quality), and at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of U.S. issuers. The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and non-U.S. issuers. Currently, the Manager does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives

Barings Funds Trust Prospectus
BARINGS U.S. HIGH YIELD FUND

by the Fund may create investment leverage. Derivatives instruments that provide exposure to investment grade fixed-income securities or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into reverse repurchase agreement transactions. Under normal market conditions, the Fund expects to have a dollar-weighted average portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.
In selecting the Fund’s investments, the Manager employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro-economic factors. The Manager prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with the Manager).
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Below Investment Grade (High Yield / Junk Bond) Investments Risk, Fixed Income Securities Risk, Interest Rate Risk, and Loan Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that

Barings Funds Trust Prospectus
BARINGS U.S. HIGH YIELD FUND

would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be less in the future as inflation decreases the value of money.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk,

Barings Funds Trust Prospectus
BARINGS U.S. HIGH YIELD FUND

liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on October 30, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A

Barings Funds Trust Prospectus
BARINGS U.S. HIGH YIELD FUND

shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/19–12/31/19	12.68%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/19–3/31/19)	6.46%
Lowest (10/1/18–12/31/18)	(4.86)%

Average Annual Total Returns
(for periods ended December 31, 2019)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	8.18%	5.97%
Return After Taxes on Distributions	5.65%	2.89%
Return After Taxes on Distributions and Sale of Fund Shares	4.78%	3.18%
OTHER CLASSES (Return Before Taxes Only)
Class C	10.83%	6.21%
Class I	12.94%	7.26%
Class Y	12.95%	7.26%
Bloomberg Barclays U.S. Corporate High Yield Index 2 (reflects no deduction for fees, expenses, or taxes)	14.32%	7.30%
1.
Since inception of October 30, 2015.

2.
The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt focusing on corporate U.S. dollar-denominated and non-convertible debt. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged

Barings Funds Trust Prospectus
BARINGS U.S. HIGH YIELD FUND

arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Sean Feeley	October 30, 2015	Portfolio Manager
Scott Roth	October 30, 2015	Portfolio Manager
David Mihalick	November 1, 2017	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 56 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS ACTIVE SHORT DURATION BOND FUND

Investment Objective
Barings Active Short Duration Bond Fund (“Active Short Duration Bond Fund” or the “Fund”) seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS L	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	None	None	None	2.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	None	0.50% 1	None	0.50% 2	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	0.25%	None
Other Expenses	0.30%	0.85%	2.49%	0.34%	0.26%
Total Annual Fund Operating Expenses	0.90%	1.70%	2.84%	0.94%	0.61%
Fee Waiver and/or Expense Reimbursement 3	0.25%	0.80%	2.44%	0.29%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.90% 4	0.40%	0.65%	0.40%
1.
The CDSC on Class C Shares is 0.50% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

2.
For purchases of Class L Shares of  $250,000 or more, the CDSC is 0.50% for shares tendered and accepted for repurchase within the first 18 months of purchase. There is no CDSC on Class L Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.40% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS ACTIVE SHORT DURATION BOND FUND

4.
Total annual fund operating expenses after fee waiver and/or expense reimbursement for Class C Shares differ from the ratio of net expenses to average net assets in the financial highlights table because the ratio shown in the financial highlights table reflects a one-time reimbursement to the Fund during the period for an overaccrual of 12b-1 fees made during and prior to the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$68	$269	$487	$1,114
Class C	$145	$472	$874	$1,998
Class I	$42	$672	$1,328	$3,086
Class L	$317	$464	$677	$1,292
Class Y	$42	$179	$328	$761
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$68	$269	$487	$1,114
Class C	$95	$472	$874	$1,998
Class I	$42	$672	$1,328	$3,086
Class L	$267	$464	$677	$1,292
Class Y	$42	$179	$328	$761
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.15% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s or BBB- or higher by S&P or Fitch or, if unrated, determined to be of comparable quality by the Manager). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities.
The Fund may also invest in below investment grade debt securities (rated below Baa3 by Moody’s and below BBB- by S&P and Fitch, or unrated but determined to be of comparable quality by the Manager, commonly referred to as “junk” or “high yield” bonds), including securities in default, and including bank loans. Normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its

Barings Funds Trust Prospectus
BARINGS ACTIVE SHORT DURATION BOND FUND

purchase by the Fund, the Fund may continue to hold the security if the Manager considers that doing so would be consistent with the Fund’s investment objective.
The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-U.S. dollar denominated high yield bonds, including bank loans.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); total return swaps (for hedging purposes or as a substitute for direct investments); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). The Fund may, but will not necessarily, engage in foreign currency forward contracts for hedging purposes or to gain market exposure. Use of derivatives by the Fund may create investment leverage. Derivatives instruments that provide exposure to investment grade fixed-income securities or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in money market securities, including commercial paper. The Fund may invest in structured products (consisting of collateralized bond and loan obligations). The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll and reverse repurchase agreement transactions.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organisation for Economic Cooperation and Development ("O.E.C.D.") prior to 1975 and Turkey.
The Fund may invest in other investment companies, including affiliated investment companies.
The Fund seeks to maintain a dollar-weighted average duration of less than three years; the Manager may increase or decrease its duration in response to changes in interest rates and other factors. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar-weighted average time to maturity of a bond utilizing the present value of all future cash flows. The value of a fund with a longer duration will generally fall further in response to an increase in interest rates than that of a fund with a shorter duration.
The Manager generally selects the Fund’s investments based on its analysis of opportunities and risks of various securities and market sectors. The Manager may choose to sell securities with deteriorating credit or limited upside potential compared to other available securities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Fixed Income Security Risk, Mortgage- and Asset-Backed Securities Risk, and Interest Rate Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the

Barings Funds Trust Prospectus
BARINGS ACTIVE SHORT DURATION BOND FUND

Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Dollar Roll and Reverse Repurchase Agreement Transaction Risk. These transactions may create leverage and subject the Fund to the credit risk of the counterparty.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the

Barings Funds Trust Prospectus
BARINGS ACTIVE SHORT DURATION BOND FUND

value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, less developed legal, regulatory, and accounting systems, less trading volume, more government involvement in the economy than less developed countries, and greater volatility in currency exchange rates.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without

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borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments.
Other Investment Companies Risk. Because the Fund may invest its assets in other investment companies, its ability to achieve its investment objective may depend on the performance of the investment companies in which it invests. The Fund may invest in investment companies that are advised by the Manager or its affiliates. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Manager will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to leverage risk.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

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Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.
U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on July 8, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
More Recent Return Information
1/1/19–12/31/19	4.15%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/19–9/30/19)	3.33%
Lowest (10/1/15–12/31/15)	(0.68)%

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Average Annual Total Returns
(for periods ended December 31, 2019)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	4.15%	2.10%
Return After Taxes on Distributions	2.97%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	2.45%	1.21%
OTHER CLASSES (Return Before Taxes Only)
Class C	3.34%	1.83%
Class I	4.42%	2.36%
Class Y	4.42%	2.36%
Bloomberg Barclays U.S. 1-3 Year Government Bond Index 2 (reflects no deduction for fees, expenses, or taxes)	3.59%	1.38%
1.
Since inception of July 8, 2015.

2.
The Bloomberg Barclays U.S. 1-3 Year Government Bond Index includes securities in the U.S. Government Bond Index that have between one and three years until maturity. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
David Nagle	July 8, 2015	Portfolio Manager
Doug Trevallion	June 8, 2018	Portfolio Manager
Stephen Ehrenberg	November 1, 2019	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 56 of this Prospectus.

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Investment Objective
Barings Diversified Income Fund (f.k.a. Barings Total Return Bond Fund) (“Diversified Income Fund” or the “Fund”) seeks to provide a total return comprised of current income and capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	2.92%	3.35%	0.89%	0.90%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses 3	3.61%	4.79%	1.33%	1.34%
Fee Waiver and/or Expense Reimbursement 4	2.81%	3.24%	0.78%	0.79%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 3	0.80%	1.55%	0.55%	0.55%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
“Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursement” differ from the corresponding ratios of expenses to average net assets in the financial highlights table because the ratios shown in the financial highlights table do not include acquired (i.e., underlying) funds’ fees and expenses).

4.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.55% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts

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may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$488	$1,242	$2,014	$4,033
Class C	$270	$1,201	$2,231	$4,809
Class I	$65	$353	$662	$1,539
Class Y	$65	$355	$667	$1,550
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$488	$1,242	$2,014	$4,033
Class C	$170	$1,201	$2,231	$4,809
Class I	$65	$353	$662	$1,539
Class Y	$65	$355	$667	$1550
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192.64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will seek to achieve its investment objective by investing in a wide range of U.S. dollar or non-U.S. dollar denominated fixed income securities issued by issuers located in any country globally, including emerging markets. These typically include: collateralized loan obligations (“CLOs”), U.S. and foreign issuer dollar-denominated debt securities including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities, loans, and securities issued or guaranteed by a government or its agencies or instrumentalities. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed income securities. Derivative instruments that provide exposure to fixed income securities or have economic characteristics similar to such investment may be used to satisfy the Fund’s 80% policy.
The Fund may, but will not necessarily, engage in foreign currency forward contracts for hedging purposes or to gain market exposure. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit

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default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.
The Fund may invest in other investment companies, including affiliated investment companies.
The Fund seeks to maintain a dollar-weighted average duration of less than three years; the Manager may increase or decrease its duration in response to changes in interest rates and other factors. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar-weighted average time to maturity of a bond utilizing the present value of all future cash flows. The value of a fund with a longer duration will generally fall further in response to an increase in interest rates than that of a fund with a shorter duration.
The Fund may invest up to 20% of its net assets in below investment grade debt securities (rated below Baa3 by Moody’s and BBB- by S&P and Fitch, or unrated but determined to be of comparable quality by the Manager, commonly referred to as “junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the Manager. Investments in such securities will vary based upon the Manager’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments.
The Fund may invest in money market securities, including commercial paper. The Fund may invest in structured products (consisting of collateralized bond and loan obligations). The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.
The Manager selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, the Manager may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. The Manager may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Structured Product Risk, Fixed Income Security Risk, and Mortgage- and Asset-Backed Securities Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

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Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Dollar Roll and Reverse Repurchase Agreement Transaction Risk. These transactions may create leverage and subject the Fund to the credit risk of the counterparty.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial

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instability. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, less developed legal, regulatory, and accounting systems, less trading volume, more government involvement in the economy than less developed countries, and greater volatility in currency exchange rates.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

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Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage- and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments.
Other Investment Companies Risk. Because the Fund may invest its assets in other investment companies, its ability to achieve its investment objective may depend on the performance of the investment companies in which it invests. The Fund may invest in investment companies that are advised by the Manager or its affiliates. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Manager will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to leverage risk.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.

Barings Funds Trust Prospectus
BARINGS DIVERSIFIED INCOME FUND

U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on July 8, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/19–12/31/19	5.93%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/17–9/30/17	4.21%
Lowest (10/1/16–12/31/16)	(2.48)%

Average Annual Total Returns
(for periods ended December 31, 2019)
Applicable sales charges are reflected

Barings Funds Trust Prospectus
BARINGS DIVERSIFIED INCOME FUND

	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	1.69%	1.80%
Return After Taxes on Distributions	0.37%	0.54%
Return After Taxes on Distributions and Sale of Fund Shares	0.99%	0.81%
OTHER CLASSES (Return Before Taxes Only)
Class C	4.15%	1.97%
Class I	6.19%	2.99%
Class Y	6.19%	2.99%
Bloomberg Barclays U.S. Aggregate Index 2 (reflects no deduction for fees, expenses, or taxes)	8.72%	3.31%
3-Month USD LIBOR plus 250 bps 3	4.91%	4.07%
1.
Since inception of July 8, 2015.

2.
The Bloomberg Barclays U.S. Aggregate Index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged. It is not possible to invest directly in an index.

3.
The Fund’s benchmark was changed on March 1, 2019 in connection with the change to the Fund’s name and investment strategy because Barings believes that the new benchmark is more appropriate to the Fund’s current strategy. Prior to the strategy change, the benchmark was the Bloomberg Barclays U.S. Aggregate. The new benchmark is 3-Month USD LIBOR plus 250 bps.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
David Nagle	July 8, 2015	Portfolio Manager
Stephen Ehrenberg	August 1, 2018	Portfolio Manager
Kathleen Kraez	March 1, 2019	Portfolio Manager
Yulia Alekseeva	August 1, 2019	Portfolio Manager
Natalia Krol	October 1, 2019	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 56 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Investment Objective
Barings Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund” or the “Fund”) seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	2.19%	3.27%	0.69%	0.69%
Total Annual Fund Operating Expenses	3.19%	5.02%	1.44%	1.44%
Fee Waiver and/or Expense Reimbursement 3	1.99%	3.07%	0.49%	0.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 4	1.20%	1.95%	0.95%	0.95%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

4.
“Total annual fund operating expenses after fee waiver and/or expense reimbursement” are higher than the corresponding ratios of net expenses to average net assets in the financial highlights table because the ratios shown in the financial highlights table reflect additional amounts voluntarily waived and/or reimbursed to the Fund.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$1,194	$1,889	$3,729
Class C	$305	$1,289	$2,367	$5,036
Class I	$100	$420	$762	$1,729
Class Y	$100	$420	$762	$1,729
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$1,194	$1,889	$3,729
Class C	$205	$1,289	$2,367	$5,036
Class I	$100	$420	$762	$1,729
Class Y	$100	$420	$762	$1,729
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest in debt securities, derivatives and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe.
The Fund will invest in debt instruments of all types, including bonds, notes, U.S. and Group of Ten (commonly referred to as “G10”) country treasury obligations, sovereign issues, covered bonds, commercial paper and other fixed and floating rate income securities and are either secured or unsecured, and, either senior or subordinated. To a limited extent, the Fund may invest in (i) securities that are convertible into equity securities, (ii) equity securities (including warrants and common stock), (iii) certificates of deposit, (iv) bankers’ acceptances, and (v) loan participations and loan assignments which are un-securitized.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

The Fund expects to achieve certain exposures primarily through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Derivatives instruments that provide exposure to debt securities that are economically tied to emerging market countries or to a country the Manager considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in both investment grade and below investment grade (commonly referred to as “high yield” or “junk” bonds) debt securities. Investment grade debt securities are rated Baa3 or higher by Moody’s or BBB- or higher by either S&P or Fitch, or unrated but determined to be of comparable quality by the Manager or the sub-adviser. Below investment grade debt securities are rated below Baa3 by Moody’s and BBB- by S&P and Fitch or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Fixed Income Securities Risk, Sovereign Debt Risk, and Emerging Markets Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, less developed legal, regulatory, and accounting systems, less trading volume, more government involvement in the economy than less developed countries, and greater volatility in currency exchange rates.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Leveraging Risk. Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in a Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on October 21, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/19–12/31/19	16.55%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/17–3/31/17)	8.26%
Lowest (4/1/18–6/30/18)	(8.58)%

Average Annual Total Returns
(for periods ended December 31, 2019)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	11.89%	5.98%
Return After Taxes on Distributions	9.02%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	6.93%	3.38%
OTHER CLASSES (Return Before Taxes Only)
Class C	14.74%	6.25%
Class I	16.82%	7.28%
Class Y	16.82%	7.28%
Benchmark 2	13.67%	7.79%
1.
Since inception of October 21, 2015.

2.
The Benchmark is a blend of 50% JPMorgan Government Bond Index – Emerging Markets Global Diversified (GBI-EMGD), 30% JPMorgan EMBI Global Diversified and 20% JPMorgan CEMBI Broad Diversified.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, a wholly-owned subsidiary of Barings LLC, serves as a sub-adviser.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Ricardo Adrogué	October 21, 2015	Portfolio Manager
Cem Karacadag	October 21, 2015	Portfolio Manager
Natalia Krol	August 2, 2018	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 56 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Investment Objective
Barings Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund” or the “Fund”) seeks to achieve long-term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	6.28%	6.29%	2.04%	2.04%
Total Annual Fund Operating Expenses	7.43%	8.19%	2.94%	2.94%
Fee Waiver and/or Expense Reimbursement 3	5.98%	5.99%	1.74%	1.74%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	2.20%	1.20%	1.20%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 1.20% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 Years	10 Years
Class A	$546	$2,074	$3,518	$6,788
Class C	$331	$1,965	$3,577	$7,126
Class I	$126	$773	$1,444	$3,239
Class Y	$126	$773	$1,444	$3,239
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 Years	10 Years
Class A	$546	$2,074	$3,518	$6,788
Class C	$231	$1,965	$3,577	$7,126
Class I	$126	$773	$1,444	$3,239
Class Y	$126	$773	$1,444	$3,239
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.48% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities of issuers that are economically tied to one or more emerging market countries. In general, countries may be considered emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices.
For purposes of the 80% policy discussed above, a determination that an issuer is economically tied to an emerging market country is based on factors including, but not limited to, whether the issuer is incorporated or listed in one or more emerging market countries, has a significant proportion of its assets or other interests in one or more emerging market countries, or carries on its principal business in or from one or more emerging market countries. The Fund may include exchange-traded funds ("ETFs") that provide exposure to certain emerging markets for purposes of its 80% policy.
The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The securities may be listed on a U.S. or non-U.S. stock exchange or traded in U.S. or non-U.S. over-the-counter markets. In addition to common stocks, the Fund may also invest in other types of equity securities, such as depositary receipts (including American Depositary Receipts and Global Depositary Receipts), ETFs and participation rights. The Fund may also invest in fixed income securities and cash.
The Fund may invest in different regions, countries, industries and sectors. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries). The Fund may invest without limit in Russia and China. The Fund may invest directly or indirectly in China through China A-Shares or

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

China B-Shares. The Fund anticipates obtaining its exposure to China through direct investment in China A-Shares listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange via Stock Connect and through indirect exposure to China B-Shares via participation notes.
In selecting investments for the Fund, the Fund's sub-adviser, Baring International Investment Limited, evaluates investment opportunities on a company-by-company basis. This approach includes seeking to identify growth potential unrecognized by market participants through the analysis of factors such as the company's future financial performance, business model and management style, while incorporating wider economic and social trends. The sub-adviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time.
The Fund has the flexibility to achieve certain exposures through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; participation notes; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Derivatives instruments that provide exposure to equity securities that are economically tied to emerging market countries or to a country the sub-adviser considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Equity Securities Risk and Emerging Markets Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
China A-Shares and B-Shares Risk. Investments in Class A-Shares and Class B-Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to emerging market countries. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Exchange-Traded Funds Risk. The Fund may invest in ETFs to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specified index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, less developed legal, regulatory, and accounting systems, less trading volume, more government involvement in the economy than less developed countries, and greater volatility in currency exchange rates.

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Growth Stocks Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Leveraging Risk. Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in a Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Russian Securities Risk. In response to political and military actions undertaken by Russia, the United States and the European Union instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of securities offered by Russian issuers. These sanctions and any other intergovernmental actions could result in the immediate freeze of Russian securities, including securities in the form of depositary receipts, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could push Russia’s economy into a recession. These sanctions and any other intergovernmental actions, and the continued disruption of the Russian economy, could have a negative effect on the performance of funds that have significant exposure to Russia, including the Fund.
Stock Connect Risk. The Fund may invest directly in China A-Shares through Stock Connect, which is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the People's Republic of China and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on September 17, 2018. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31)(1) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/19–12/31/19	24.25%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/19-3/31/19)	13.01%
Lowest (10/01/18-12/31/18)	(7.03)%
1.    The 2018 reporting period includes data from September 18, 2018 (the inception of the Fund) to December 31, 2018.

Average Annual Total Returns
(for periods ended December 31, 2019)
Applicable sales charges are reflected

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

	1 YEAR 1	SINCE INCEPTION
CLASS A
Return Before Taxes	24.25%	15.00%
Return After Taxes on Distributions	22.89%	14.02%
Return After Taxes on Distributions and Sale of Fund Shares	14.36%	11.06%
OTHER CLASSES (Return Before Taxes Only)
Class C	23.32%	14.14%
Class I	24.56%	15.29%
Class Y	24.56%	15.29%
MSCI Emerging Markets Total Return Index Benchmark 2	18.42%	10.03%
1.
The 2018 reporting period includes data from September 18, 2018 (the inception of the Fund) to December 31, 2018.

2.
The Benchmark is the MSCI Emerging Markets Total Return Index including net dividends and is designed to measure the equity market performance of the emerging markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, an indirect, wholly-owned subsidiary of Barings LLC, serves as sub-adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
William Palmer	September 18, 2018	Portfolio Manager (with sub-adviser)
Michael Levy	September 18, 2018	Portfolio Manager (with sub-adviser)
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 56 of this Prospectus.

Barings Funds Trust Prospectus
IMPORTANT INFORMATION REGARDING FUND SHARES

Purchase and Sale of Fund Shares
In general, you may purchase, exchange or sell (redeem) shares on any business day through your Financial Intermediary or by contacting the Funds’ Transfer Agent in writing or by telephone (Barings Funds Trust, ALPS Fund Services, Inc., Attn: Transfer Agent, P.O. Box 1920, Denver, CO 80201 or by telephone: 1-855-439-5459). Qualified investors may also purchase or redeem Class I Shares on any business day through the Funds’ Transfer Agent.
Purchase Minimums*
	CLASS A	CLASS C	CLASS L	CLASS I	CLASS Y
Initial Investment	$1,000	$1,000	$1,000	$500,000	$100,000
Subsequent Investments	$250	$250	$250	$250	$250
*
Each Fund reserves the right to change or waive the investment minimums. For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

Tax Information
Each Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless your investment is in an IRA, 401(k) plan or other tax-advantaged arrangement. Such tax-advantaged arrangements may be taxed later upon the withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

Barings Funds Trust Prospectus
MORE ABOUT THE FUNDS

A statement of investment objectives and principal investment policies and risks of each Fund is set forth above in “Fund Summaries.” Set forth below is an overview of the Fund’s investment practices, followed by additional information about the principal characteristics and risks involved with such practices. Any references to investments made by a Fund include those that may be made both directly by the Fund and indirectly by the Fund (e.g., through its investments in derivatives or other pooled investment vehicles). Not all Funds may engage in all practices described below. Please see “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks” below for the risks associated with the Funds’ investment practices.
The Prospectus and SAI for a Fund provide information concerning the Fund. The Prospectus and SAI are updated at least annually and any information provided in a prospectus or SAI can be changed without a shareholder vote unless specifically stated otherwise. The Prospectus and SAI are not contracts between the Fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.
Investment Objectives and Strategies
Each Fund’s investment objectives are non-fundamental, which means that they may be changed without shareholder approval by the Funds’ Board of Trustees.
Note Regarding Percentage Limitations. All percentage limitations on investments in this Prospectus will apply at the time of investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) With respect to a Fund whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), such Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. References in the discussion of these Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.
Barings’ Approach
Barings incorporates both bottom-up and top-down processes. In a fundamental bottom-up approach to credit, Barings’ investment management philosophy and process contains several key tenets that are applied across all of the Funds managed by the firm. Barings combines a top-down view of relative value opportunities across markets, sectors and issuers, with a fundamental, bottom-up approach to individual fundamental analysis. Disciplined proprietary research informs our sector and industry rotation and drives our individual buy/sell decisions.
For global high yield portfolios, the top-down, macro view of the strategy is implemented by the Global High Yield Allocation Committee (“GHYAC”). The GHYAC is responsible for setting the top-down allocation targets between the U.S. and European markets and across asset classes. The GHYAC meets every two weeks (or more frequently, if needed) to discuss and determine the top-down allocation across global investment strategies based upon country economic growth, index market caps, and country specific risk. The portfolio team is then responsible for individual industry and issuer selection based on the credit work done by Barings’ global team of research analysts that have been approved by the local High Yield Investment Committee either in the U.S. or Europe.
For investment grade portfolios, such as the Active Short Duration Bond Fund and Diversified Income Fund, the Investment Grade Fixed Income Team draws upon a wide array of resources to build optimal multi-sector portfolios based on specific portfolio characteristics and requirements. The Investment Grade Fixed Income Team is comprised of senior portfolio managers, portfolio analysts and dedicated risk management professionals. The Investment Grade Fixed Income Team’s process consists of a top-down, macroeconomic view established by senior portfolio managers, coupled with a bottom-up perspective driven by rigorous fundamental credit analysis and security selection. The goal of this process is to produce portfolios that consistently provide positive excess returns, regardless of the economic cycle.

Barings Funds Trust Prospectus
MORE ABOUT THE FUNDS

For emerging markets portfolios, the investment team has created a multi-step process that seeks to exploit market imperfections by seeking to identify favorable secular and cyclical credit stories, capitalizing on relative value opportunities, identifying mispriced credit curves and avoiding credit events. The emerging markets team has expertise in assessing the capital structures of companies, which often presents mispriced investment opportunities. With respect to the Emerging Markets Debt Blended Total Return Fund strategy, Barings’ investment philosophy is to separately analyze interest rates and currencies. The economic cycle determines the interest rate positioning; economic competitiveness defines currency positions. As a result, a slowing economy that some investors would perceive as an unattractive investment destination is precisely what our investment process may highlight as a profitable option.
For emerging markets equity portfolios, the sub-adviser evaluates investment opportunities on a company-by-company basis. This approach includes seeking to identify growth potential unrecognized by market participants through the analysis of factors such as the company's future financial performance, business model and management style, while incorporating wider economic and social trends. The sub-adviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time. While the sub-adviser believes that the greatest scope for identifying investment opportunities exists at the company level, the sub-adviser also takes into account macro considerations when analyzing companies.
By combining these two approaches, a top-down allocation between markets and fundamental, bottom-up credit analysis on each issuer, Barings believes its investment management philosophy and process can provide investors an attractive level of yield by capturing the best relative value opportunities available in the market.
Independent Credit Analysis. Barings relies heavily on its own analysis of the credit quality and risks associated with individual loans and other debt securities considered for a Fund, rather than relying exclusively on rating agencies or third-party research. The individuals managing a Fund use this information in an attempt to minimize credit risk and to identify issuers, industries or sectors that are undervalued or that offer attractive yields relative to their assessment of their credit characteristics. This aspect of the capabilities of Barings is particularly important for Global Floating Rate Fund, Global Credit Income Opportunities Fund and U.S. High Yield Fund because of each Fund’s emphasis on below investment grade loans and bonds.
Diversification. Global Emerging Markets Equity Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” See “Description of Principal Risks – Non-Diversification Risk.” To avoid concentrating its investments in a particular industry or group of industries, the Fund will not invest 25% or more of its total assets in any single industry or group of industries. The Fund intends to satisfy the asset diversification requirements to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Barings Funds Trust Prospectus
DESCRIPTION OF PRINCIPAL INVESTMENTS

A Fund’s portfolio may invest in the following types of securities and other instruments. A more detailed discussion of these and other instruments and investment techniques that may be used by a Fund is provided under “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI.
Bank Loans, Loan Participations and Assignments. A Fund may invest in floating and fixed rate loans issued by banks and other unaffiliated entities, which investments generally will be issued directly by the borrower or be in the form of loan participations or assignments purchased from banks and other financial institutions and institutional investments. The loans in which the Funds may invest may include, but are not limited to, secured loans that are senior (“first lien”) or subordinated (“second lien”) loans, and unsecured loans. Loans and other floating rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. See “Description of Principal Risks – Loan Risk.” Participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it is likely that it will only be able to enforce its rights through the lender, and, therefore, it will assume the credit risk of both the lender and the borrower. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.
First Lien Loans. A Fund may invest in first lien loans. First lien loans hold a senior position in the capital structure of a borrower. For first lien loans, borrowers are typically corporations, partnerships and other business entities that operate in various industries and geographical regions, including foreign borrowers. First lien loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The capital structure of a borrower may include first lien loans, senior and junior subordinated debt, preferred stock and common stock issued by the borrower, typically in descending order of seniority with respect to claims on the borrower’s asset. The proceeds of first lien loans primarily are used to finance highly leveraged transactions including leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and internal growth and for other corporate purposes.
First lien loans in which the Funds may invest generally pay interest at rates that are redetermined periodically by reference to a base lending rate, plus a premium. First lien loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. As floating rate loans, the frequency of how often a loan resets its interest rate will impact how closely such loans track current short-term market interest rates. The first lien loans that a Fund may hold typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. As a result, as short-term interest rates increase, interest payable to a Fund from its investments in first lien loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in first lien loans should decrease. The Funds may utilize derivative instruments to shorten the effective interest rate redetermination period of first lien loans in its portfolio. First lien loans typically have a stated term of between one and ten years. In the experience of the Manager over the last decade, however, the average life of first lien loans has been two to four years because of prepayments.
The regulatory authority that oversees financial services firms in the United Kingdom has announced plans to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR as a reference rate and the nature of any replacement rate. The potential effects of the transition from LIBOR on the Fund, or on certain instruments in which the Fund invests, are not known. The transition from LIBOR may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR to determine interest rates. Any such effects could have an adverse impact on the fund's performance.
Second Lien Loans and Other Debt Securities. A Fund may invest in loans, bonds and notes that have the same characteristics as first lien loans except that such loans are second in lien priority rather than first. Such second lien loans and securities typically have adjustable floating rate interest payments. Accordingly, the risks associated with such securities are higher than the risks of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to a Fund.

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Unsecured Loans. A Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since a Fund will not have recourse to recoup its investment against collateral securing the loan.
First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.
Delayed Funding Loans and Revolving Credit Facilities. A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit risk, interest rate and liquidity risk and the risks of being a lender.
High Yield Securities. A Fund may invest in high yield bonds of North American and European corporate issuers. Investing in high yield securities or instruments involves greater risks (in particular, greater risk of default) and special risks in addition to the risks associated with investments in investment grade debt obligations. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities or instruments. High yield securities or instruments may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They also may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities or instruments. Debt securities or instruments in the lowest investment grade category also may be considered to possess some speculative characteristics.
The market values of high yield securities or instruments tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities or instruments, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities or instruments tend to be more sensitive to economic conditions. Certain “emerging market” governments that issue high yield securities or instruments are among the largest debtors to commercial banks, foreign governments and supra-national organizations such as the World Bank, and may not be able or willing to make principal and/or interest payments as they come due.
Fixed Income Investments. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes.” The issuer of the fixed income security usually pays a fixed, variable or floating rate of interest, and repays the amount borrowed, usually at the maturity of the security. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values. Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.
Equity Investments. A Fund may invest in equity securities of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, and warrants and rights. A Fund may also invest in ETFs.
Credit Ratings and Unrated Securities. A Fund may invest in securities that may be assigned credit ratings or may be unrated securities. Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by Moody’s, S&P and Fitch. Ratings assigned by a credit rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. As described above under “– Barings’ Approach – Independent

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Credit Analysis,” Barings does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ratings of a debt security or instruments may change over time. Moody’s, S&P and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, debt securities or instruments held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.
The Funds may purchase unrated securities or instruments (which are not rated by a credit rating agency). Unrated securities or instruments may be less liquid than comparable rated securities or instruments and involve the risk that Barings may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities or instruments may be more complex than for issuers of higher-quality debt obligations. The Funds’ success in achieving its investment objectives may depend more heavily on Barings’ credit analysis than if the Funds invested primarily in higher-quality and rated securities or instruments.
Corporate Bonds. A Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and non-U.S. corporations and business entities. A Fund may invest in bonds that are fixed or variable rate debt obligations, consisting of bills, notes, debentures and money market instruments. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.
U.S. Government Securities. A Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government securities include a variety of securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the U.S. or by the right of the issuer to borrow from the U.S. Treasury.
When Issued, Delayed Delivery and Forward Commitment Transactions. A Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets may decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. When such purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by the Manager or the sub-adviser in accordance with procedures established by the Funds’ Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions. Recently finalized rules of the Financial Industry Regulatory Authority impose mandatory margin requirements for certain types of when-issued, TBA or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.
Variable and Floating Rate Securities. A Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rising interest rates, a Fund will participate in any decline in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities.
Foreign (Non-U.S.) Investments and Currencies; Emerging Markets. A Fund may invest in debt obligations of foreign issuers and of supranational government entities. Supranational entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and

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by international banking institutions and related governmental agencies. A Fund may invest in debt instruments denominated in foreign currencies (of both developed and “emerging market” countries), consisting of obligations of corporations and non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. A Fund likewise may invest without limit in securities of issuers located in developed countries (regardless of the currency in which such securities are denominated) and of issuers located in “emerging market” countries. A Fund may also invest in securities of foreign issuers, including issuers that are economically tied to one or more emerging market countries. In general, countries may be considered emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. See “Description of Principal Risks – Foreign (Non-U.S.) Investment Risk” and “Description of Principal Risks – Foreign (Non-U.S.) Currency Risk.”
The U.S. dollar-denominated foreign securities in which a Fund may invest include “Eurodollar” obligations and “Yankee Dollar” obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk.
Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.
A Fund may invest in depositary receipts (including American Depositary Receipts and Global Depositary Receipts).
A Fund also may invest in sovereign debt issued by foreign governments, their agencies or instrumentalities, of developing or “emerging market” issuers. As a holder of sovereign debt, a Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there are generally no bankruptcy proceedings similar to those in the U.S. by which defaulted sovereign debt may be collected. Each Fund also may invest in “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to realize a loss of interest or principal on any of its portfolio holdings.
A Fund’s investments in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect any investment. A Fund may engage in transactions involving foreign currencies in order to hedge against foreign currency risk. For instance, each Fund may purchase foreign currencies on a spot (cash) basis and enter into forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, these transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.
Please see “Description of Principal Investment Strategies and Risks – Foreign (Non-U.S.) Securities,” “Description of Principal Investment Strategies and Risks – Foreign Currency Transactions” and “Description of Principal Investment Strategies and Risks – Foreign Currency Exchange-Related Securities” in the SAI for a more detailed description of the types of foreign investments and foreign currency transactions in which a Fund may invest and their related risks.
Mortgage-Backed and Other Asset-Backed Securities. Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments, generally over fixed periods of time, consisting of mortgages, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving (credit card) agreements and student loans. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments

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made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Mortgage-backed securities are asset-backed securities that represent, directly or indirectly, a participation in, or are secured by and payable from, mortgage loans on real property.
The value of some mortgage- or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-backed security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Structured Products. A Fund may invest in collateralized bond and loan obligations, which are privately negotiated debt obligations where principal and/or interest payments are determined by reference to the performance of a benchmark asset (such as a portfolio of selected securities), interest rate or index, or the differential performance of two assets, interest rates or indexes, including bond indexes (an “embedded index”). These structured instruments may be issued by corporations, including banks, as well as by governmental agencies. A Fund may invest in structured products of any credit quality, including those rated investment grade and below investment grade or considered to be of comparable quality. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured products may be determined by applying a multiplier to the performance or differential performance of the referenced indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Barings may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of a Fund’s portfolio. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Like other sophisticated strategies, the Funds’ use of structured instruments may not work as intended. If the value of the embedded index changes in a manner other than that expected by Barings, principal and/or interest payments received on the structured instrument may be substantially less than expected.
A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a trust typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. secured loans and unsecured loans, including loans of below investment grade quality.
Each Fund may invest in collateralized bond obligations (“CBOs”). A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. CLOs and CBOs may charge management fees and administrative expenses. The cash flows from the trust typically are split into portions (“tranches”) varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the loans in the trust and serves to protect the

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other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO or CBO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO or CBO securities as a class. The risks of an investment in a CLO or CBO depend largely on the type of the collateral securities and the class of the CLO or CBO in which a Fund invests. Normally, CLOs or CBOs are privately offered and sold, and thus are not registered under the securities laws; however, an active dealer market may exist for CLOs or CBOs allowing a CLO or CBO to qualify under Rule 144A under the Securities Act of 1933, as amended. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Prospectus and in the SAI (e.g., interest rate risk and default risk), CLOs and CBOs carry additional risks including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default; (iii) the Funds may invest in CLOs or CBOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the risk of forced “fire sale” liquidation of collateral due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CBO may perform poorly.
Preferred Stocks. A Fund may invest in preferred stocks. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in the company. Some preferred stocks offer a fixed rate of return with no maturity date. Because they never mature, these preferred stocks act like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates. Other preferred stocks have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stocks represent an equity ownership interest in a company, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects, or to fluctuations in the equity markets.
Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities. A Fund may invest in zero-coupon bonds, step-ups and payment-in-kind securities. Zero-coupon bonds pay interest only at maturity rather than at intervals during the life of the security. Like zero-coupon bonds, “step-up” bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities (“PIKs”) are debt obligations that pay “interest” (“PIK interest”) in the form of other debt obligations, instead of in cash. Zero-coupon bonds, step-ups and PIKs allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. To the extent those instruments do not amortize principal, at maturity repayment may also be dependent on the ability of the borrower to refinance the face amount of the debt. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds, step-ups and PIKs generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to maintain its qualification as a “regulated investment company” for U.S. federal income tax purposes, a Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, a Fund may have to sell other investments, including when it may not be otherwise advisable to do so, to make income distributions to its shareholders. Under certain market conditions, investments in zero-coupon bonds, step-ups and PIKs may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
Generally, when payments on a loan become past due, or a Fund otherwise does not expect the borrower to be able to meet its obligations to the Fund, the Fund will place the loan on non-accrual status and will cease recognizing PIK

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interest income on that loan for financial reporting purposes until all principal and interest has been brought current through payment or through a restructuring as a result of which the Fund determines that the interest income should be collectible. A Fund will write off any previously accrued and uncollected PIK interest when it determines that the PIK interest is no longer collectible.
Investment in China. A Fund may invest in China A-Shares or China B-Shares provided that such investment is in accordance with the requirements of the relevant regulatory authorities in the People’s Republic of China (“PRC”). Currently, shares of Chinese companies listed on PRC Stock Exchanges include China A-Shares denominated and traded in Renminbi and China B-shares denominated in Renminbi but traded in either US Dollars or Hong Kong Dollars.
Currently, foreign investors may only invest in China A-Shares and the PRC domestic securities market: (1) through quotas approved under the Qualified Foreign Institutional Investor Regulations; (2) through the Shanghai Hong Kong Stock Connect Scheme and Shenzhen Hong Kong Stock Connect Scheme (the “Connect Schemes”); or (3) as a strategic investor under applicable PRC regulations. Foreign investors may invest in China B-Shares directly. It is anticipated that the Fund’s exposure to China A-Shares listed on the Shanghai Stock Exchange (“SSE”) and Shenzhen Stock Exchange (“SZSE”) will be obtained directly via the Connect Schemes and exposure to China A-Shares listed on other exchanges and China B-Shares will be obtained through indirect exposure through investment in participation notes.
The Shanghai Hong Kong Stock Connect Scheme is a securities trading and clearing linked program developed by the Stock Exchange of Hong Kong (“SEHK”), Hong Kong Exchanges and Clearing Limited (“HKEx”), SSE, and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) and the Shenzhen Hong Kong Stock Connect Scheme is a securities trading and clearing linked program developed by SEHK, HKEx and the SZSE and ChinaClear. The aim of the Connect Schemes is to achieve mutual stock market access between mainland China and Hong Kong.
A Fund may invest in Chinese debt instruments, which trade on the China Interbank Bond Market and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the PRC ("Bond Connect").
Please see “Description of Principal Investment Strategies and Risks – Foreign (Non-U.S.) Securities – Investment in China” and “Description of Principal Investment Strategies and Risks – Foreign (Non-U.S.) Securities – Investment via Stock Connect” in the SAI for a more detailed description of the risks associated with investment in China A-Shares or China B-Shares. Please see "Description of Principal Investment Strategies and Risks - Foreign (Non-U.S.) Securities - Investment via Bond Connect" in the SAI for a more detailed description of the risks associated with investment in Chinese debt instruments.
Derivatives. A Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes – as substitutes for investments in securities in which a Fund can invest – as part of its investment strategies to increase return. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, interest rates, currencies or currency exchange rates, commodities, and related indexes. Although each Fund reserves the flexibility to use various derivative instruments as Barings deems advisable, it anticipates that its derivative instrument investments will consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. See “Description of Principal Risks – Derivatives Risk.” Certain types of derivative instruments are described elsewhere in this section, including those described under “– Certain Interest Rate Transactions,” “– Structured Products,” “– Credit Default Swaps” and “– Total Return Swaps.” Please see “Description of Principal Investment Strategies and Risks – Derivative Instruments” in the SAI for additional information about these and other derivative instruments that a Fund may use and the risks associated with such instruments. There is no assurance that these derivative strategies will be available at any time or that Barings will determine to use them for a Fund or, if used, that the strategies will be successful. In addition, a Fund may be subject to certain restrictions on its use of derivative strategies imposed by the terms of the Fund’s expected credit facility.

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Credit Default Swaps. A Fund may enter into credit default swap contracts to obtain exposure to particular issuers. For hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.
Total Return Swaps. A Fund may enter into total return swaps to add leverage to the portfolio and to transfer risk. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying assets, which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying assets.
Certain Interest Rate Transactions. A Fund may enter into interest rate swap or cap transactions in order to change the interest rate exposure inherent in a Fund’s underlying investments and capital structure. Interest rate swaps involve a Fund’s agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The payment obligation would be based on the notional amount of the swap. A Fund may use an interest rate cap, which would require the Fund to pay a premium to the cap counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. A Fund may use interest rate swaps or caps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could pose for the performance of the shares as a result of leverage, and also may use these instruments for other hedging or investment purposes.
Bank Obligations. A Fund may invest in certain bank obligations, consisting of certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.
Commercial Paper. A Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
Repurchase Agreements. A Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time. In essence, such transactions function as a loan between a Fund and the counterparty, with the transferred security acting as collateral for the loan. If the party agreeing to repurchase should default, a Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Distressed Securities. A Fund may invest in issuers that are in default at the time of purchase. Distressed securities are issued by issuers that are in default at the time of purchase and that may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding, and a Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment.
Common Stocks. A Fund may invest in equity securities incident to the purchase or ownership of a loan or debt instrument only for the preservation of capital. A Fund may hold or have exposure to common stocks of issuers of any

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DESCRIPTION OF PRINCIPAL INVESTMENTS

size (in terms of market capitalization or otherwise) and in any industry or sector. Because a Fund may have exposure to common stocks, historical trends would indicate that the Fund’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities, although under certain conditions debt securities may have comparable or greater price volatility.
Warrants and Rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.
China Bond Risk. A Fund, including Emerging Markets Debt Total Return Fund, may invest in the China Interbank Bond market via the CIBM Initiative, Bond Connect and subject to any other rules and regulations and administrative procedures as promulgated by the Mainland Chinese authorities. Under the prevailing regulations in the Peoples Republic of China, foreign institutional investors who wish to invest directly in China Interbank Bond Market (“CIBM”) may do so via an onshore settlement agent (as in the CIBM Initiative) or offshore custody agent (as in Bond Connect) and such agent will carry out the relevant filings and account opening with the relevant authorities. There is no quota limitation. As such, Funds may be subject to the risks of default or errors on the part of such agents. There are distinct operational and regulatory risks inherent in investing in debt instruments traded on the CIBM in addition to the risks typically associated with investments in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM or through Bond Connect are relatively new and subject to change, which may adversely affect a Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect a Fund’s investments and returns.
Borrowing and Leverage.  A Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile.
Other Investment Companies. A Fund may invest in securities of other open- or closed-end investment companies to the extent that such investments are consistent with the Fund’s investment objectives and policies. A Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, during periods when there is a shortage of attractive income-producing securities available in the market, or when Barings believes share prices of other investment companies offer attractive values. A Fund may invest in investment companies that are advised by Barings or its affiliates. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies. Barings will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same leverage risks as the risks described in the section entitled “Non-Principal Investment Strategies and Risks – Leverage Risk.” For example, the net asset value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.
See “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI for additional information regarding the investments of the Funds and their related risks.

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The following supplements the information regarding each Fund’s investment objective and principal risks. This summary describes the nature of the principal risks, but is not intended to include every potential risk. Unless otherwise specified, each risk summarized below applies to each Fund. The Funds could be subject to additional risks because the types of investments they make may change over time. Please see “Non-Principal Investment Strategies and Risks” below for additional risks associated with the Funds’ investment practices. The SAI includes more information about the Funds and their investments. Each Fund is not intended to be a complete investment program.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Each Fund may invest in bonds and loans of corporate issuers that are, at the time of purchase, rated below investment grade by at least one credit rating agency (below Baa3 by Moody’s, or below BBB- by either S&P or Fitch) or unrated but determined by the Manager or the sub-adviser to be of comparable quality. Each Fund may also invest in other below investment grade debt obligations. Below investment grade debt instruments carry greater credit and liquidity risk than investment grade instruments. These instruments are often also referred to as high yield instruments or “junk bonds”. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. The Manager and the sub-adviser consider both credit risk and market risk in making investment decisions for a Fund.
Below investment grade debt instruments are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.
The market value of below investment grade debt instruments tends to reflect individual corporate developments to a greater extent than that of higher-rated instruments, which generally react primarily to fluctuations in the general level of interest rates. As a result, when a Fund invests in such high yield instruments, its ability to achieve its investment objective may depend to a greater extent on the judgment of the Manager and the sub-adviser concerning the creditworthiness of issuers than funds that invest in higher-rated instruments. Issuers of below investment grade debt instruments may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated instruments by economic downturns, specific corporate developments or the issuer’s inability to meet specific projected business forecasts. Negative publicity about the high yield markets and investor perceptions regarding lower-rated or unrated instruments, whether or not based on fundamental analysis, may depress the prices for such instruments.
If a default occurs with respect to any below investment grade debt instruments and a Fund sells or otherwise disposes of its exposure to such instruments, it is likely that the proceeds would be less than the unpaid principal and interest. Even if such instruments are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation would be uncertain and may not occur.
The secondary market for below investment grade debt instruments may be concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such instruments is not as liquid as, and is more volatile than, the secondary market for higher-rated instruments. In addition, market trading volume for high yield instruments is generally lower and the secondary market for such instruments could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.
Borrowing and Leverage. Each Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of

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DESCRIPTION OF PRINCIPAL RISKS

pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile. There can be no assurance that the Funds’ leveraging strategies would be successful. Leverage creates several major types of risks for shareholders, including: (1) the likelihood of greater volatility of net asset value than a comparable portfolio without leverage; (2) the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid will fluctuate because such costs vary over time; (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of a Fund shares than if the Fund were not leveraged; and (4) leverage will increase operating expenses, which may reduce total return. In addition, the counterparties to the Funds’ leveraging transactions will have priority of payment over the Funds’ shareholders.
Cash Position Risk. A Fund may hold a significant portion of its assets in cash or cash equivalents at the sole discretion of the Fund’s Manager or sub-adviser, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of a Fund’s net assets. To the extent a Fund holds a significant portion of its assets in cash or cash equivalents, its investments returns may be adversely affected and the Fund may not achieve its investment objective.
Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of a Fund or of Barings due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of Barings. Absent an exemption from the SEC or other regulatory relief, each Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit a Fund’s ability to engage in securities transactions and to take advantage of market opportunities.
China A-Shares and B-Shares Risk. Investments in Class A-Shares and Class B-Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to emerging market countries. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.
Counterparty Risk. Each Fund may be subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to a Fund. In addition, in the event of a bankruptcy of a clearing house, a Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.
China Bond Risk. A Fund, including Emerging Markets Debt Total Return Fund, may invest in the China Interbank Bond market via the CIBM Initiative, Bond Connect and subject to any other rules and regulations and administrative procedures as promulgated by the Mainland Chinese authorities. Under the prevailing regulations in the Peoples

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Republic of China, foreign institutional investors who wish to invest directly in China Interbank Bond Market (“CIBM”) may do so via an onshore settlement agent (as in the CIBM Initiative) or offshore custody agent (as in Bond Connect) and such agent will carry out the relevant filings and account opening with the relevant authorities. There is no quota limitation. As such, Funds may be subject to the risks of default or errors on the part of such agents. There are distinct operational and regulatory risks inherent in investing in debt instruments traded on the CIBM in addition to the risks typically associated with investments in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM or through Bond Connect are relatively new and subject to change, which may adversely affect a Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect a Fund’s investments and returns.
Credit Risk. Credit risk is the risk that one or more debt obligations in a Fund’s portfolio will decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated instruments. They do not, however, evaluate the market value risk of below investment grade debt instruments and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the instruments. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in below investment grade and comparable unrated obligations will be more dependent on the Manager’s and the sub-adviser’s credit analysis than would be the case with investments in investment grade instruments. The Manager and the sub-adviser employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, sensitivity to economic conditions, operating history and current earnings trends.
Derivatives Risk. Each Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes – as substitutes for investments in securities in which a Fund can invest – as part of its investment strategies to increase the return of a Fund. Such derivatives may consist of options on futures contracts, indexes or components of an index, interest rate or other futures contracts and swap agreements (consisting of total return swaps, credit default swaps, index swaps or swaps on components of an index and foreign currency forward contracts and futures), as well as through investments in structured products or credit-linked notes. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk, regulatory risk, management risk and volatility risk. In addition, there is the risk that potential losses could partially or completely offset gains. Over-the-counter derivatives are highly susceptible to liquidity risk and counterparty risk. Derivatives, in particular over-the-counter derivatives, also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. A Fund may invest in issuers that are in default at the time of purchase. Issuers in which a Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding. A Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent a Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. A Fund also may be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by a Fund, there can be no assurance that the securities or other assets a Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income

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potential than may have been anticipated when the investment was made. Moreover, any securities a Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.
Duration Risk.  Each Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). By way of example, a fund with a duration of 5 would be expected to experience a 5% decline in value if interest rates were to rise one percentage point. Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen a Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Emerging Market Risk. Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks may include, for example, smaller market-capitalization of securities markets; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in those currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.
Additional risks of emerging market securities may include greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; greater custody and operational risks; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, regulatory, and accounting systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending settlement, or be delayed in disposing of a portfolio security. It may be more difficult to obtain and/or enforce a judgment in a court outside the U.S. and a judgment against a foreign government may be unenforceable.
Equity Investments Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. Common stock is subordinate to any preferred stock and debt securities of the same issuer with respect to the payment of dividends and in liquidation or bankruptcy. The market prices of warrants and rights to purchase common stock are usually significantly less than the price of the underlying stock. As a result, the prices of warrants and rights are often more volatile than the price of the underlying stock. Limited partnership interests involve risks that differ from an investment in common stock. Holders of limited partnership interests have more limited control and limited rights to vote on matters affecting the partnership.
Exchange-Traded Funds Risk. ETFs are investment companies whose shares trade like a stock throughout the day. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs are actively managed (i.e., they do not seek to replicate the performance of a particular index). The value of an ETF’s shares will change based on changes in the values of the investments it holds. The value of an ETF’s

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DESCRIPTION OF PRINCIPAL RISKS

shares will also likely be affected by factors affecting trading in the market for those shares, such as illiquidity, exchange or market rules, and overall market volatility. The market price for ETF shares may be higher or lower than the ETF’s NAV. The timing and magnitude of cash flows in and out of an ETF could create cash balances that act as a drag on the ETF’s performance. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. Substantial market or other disruptions affecting ETFs could adversely affect the liquidity and value of the shares of the Fund to the extent it invests in ETFs. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and a Fund’s performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk.  Although each Fund reports its net asset value and pays dividends in U.S. dollars, foreign securities often are purchased with, and make dividend or interest payments in, foreign currencies. Therefore, when a Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate in response to market, economic, industry, political, regulatory, geopolitical and other conditions, and changes in the value of those currencies relative to the U.S. dollar (although the Manager and the sub-adviser generally intend to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by a Fund.
Foreign (Non-U.S.) Investment Risk. Each Fund’s investments in foreign issuers, in issuers with significant foreign exposure, and in securities denominated in foreign currencies involve special risks. These risks include imposition of additional taxes; trading, settlement, custodial and other operational risks; risks relating to market, economic, industry, political, regulatory, geopolitical and other conditions; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market and can react differently to market, economic, industry, political, regulatory, geopolitical and other conditions than the U.S. market. Foreign investments involve special risks, including:
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Political and economic developments: Political, social, and economic developments, U.S. and foreign government action, such as the imposition of currency or capital blockages, controls or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire foreign investment. The risks associated with investments in Europe may be heightened due to the approval by citizens of the United Kingdom, in 2016, of a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development and the arrangements that will apply to the United Kingdom’s relationship with the European Union and other countries leading up to, and following, its withdrawal. The range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.

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Unreliable or untimely information: There may be less information publicly available about a foreign issuer than about most U.S. issuers, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the U.S.

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Limited legal recourse: Legal remedies for investors in foreign companies may be more limited, slower and more costly than the remedies available to U.S. investors.

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Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

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Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means that the Manager or the sub-adviser may at times be unable to sell these foreign investments at desirable prices. For the same reason, it may at times be difficult to value the Funds’ foreign investments.

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Foreign taxes: Each Fund’s income from or the proceeds of dispositions of its foreign investments may be subject to withholding or other taxes. Each Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those investments or to other transaction-based foreign taxes on those investments.

Growth Stocks Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Inflation Risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. Interest rate risk is the risk that the debt obligations in a Fund’s portfolio will decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing a Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact a Fund’s performance and net asset value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. A Fund’s use of leverage, as described below, will tend to increase share interest rate risk. Interest rate risk generally is lower for floating rate instruments than for fixed rate debt obligations. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, a Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large Shareholder Risk. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another Barings Fund) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.
Leveraging Risk. Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in a Fund to be more volatile and all other risks will tend to be compounded.

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DESCRIPTION OF PRINCIPAL RISKS

Liquidity Risk. There is a risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, a Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and a Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. It may be more difficult for a Fund to value illiquid securities.
In addition, derivatives instruments may not be liquid in all circumstances, so that in volatile markets a Fund may not be able to close out a position without incurring a loss. Although both over-the-counter and exchange-traded derivatives markets may experience the lack of liquidity, over-the-counter non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, speculative position limits, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.
Loan Risk. The loans in which a Fund invests are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed rate debt obligations. However, from the perspective of the borrower, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and a Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield loans in its portfolio.
Loans to companies operating in workout modes or under statutory bankruptcy protection are, in certain circumstances, subject to certain potential liabilities which may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.
Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that a Fund may invest in have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
As a result of a Fund’s investment in below investment grade investments and as a consequence of credit problems with such investment and the possibility that a Fund may participate in restructuring activities, it is possible that a Fund may become involved in litigation. Litigation entails expense and the possibility of counterclaim against a Fund and ultimately judgments may be rendered against the Fund for which the Fund may not carry insurance.
A Fund may invest directly or indirectly in loans by purchasing participations or sub-participations from certain financial institutions which will represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. In purchasing participations, a Fund will usually have a contractual relationship only with the selling institution, and not the borrower. When investing in participations, a Fund generally will have no right directly to enforce compliance by the borrower with the terms of the loan agreement, no rights of set-off against the borrower and no right to object to certain changes to the loan agreement agreed to by the selling institution. In addition, a Fund

Barings Funds Trust Prospectus
DESCRIPTION OF PRINCIPAL RISKS

may not directly benefit from the collateral supporting the related loan, may be subject to any rights of set-off the borrower has against the selling institution and will generally be subject to the credit risk of the selling institution.
In the event of the insolvency of the selling institution, under the laws of the relevant jurisdictions, a Fund may be treated as a general creditor of such selling institution and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, a Fund will be subject to the credit risk of the selling institution as well as that of the borrower. The Manager’s and the sub-adviser’s credit analyses focus on the underlying obligor of a loan. Accordingly, the independent credit analysis performed on a selling institution generally will not be as extensive as the independent credit analysis performed on the underlying obligor.
If a Fund invests in loans in which it has a direct contractual relationship with the borrower, there are additional risks involved. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, a Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that a Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, a Fund may lose all or part of the amounts advanced to the borrower. There is no guarantee that the protection of a Fund’s interests will be adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims may not be asserted that might interfere with enforcement of a Fund’s rights.
Loan obligations are subject to unique risks, including the possible invalidation of an investment as a fraudulent conveyance under relevant creditors’ rights laws. Further, when exposure to loans is gained by purchase of participations there is the additional credit and bankruptcy risk of the direct participant and its failure for whatever reason to account to a Fund for monies received in respect of loans directly held by it. In analyzing each loan, assignment or participation, the Manager or the sub-adviser compares the relative significance of the risks against the expected benefits of the investment.
Floating rate loans provide for a periodic adjustment in the interest rate paid on the obligations. The interest rate on a floating rate loan resets periodically, typically every 30, 60 or 90 days. While, because of the interest rate reset feature, floating rate loans provide a Fund with a certain degree of protection against rising interest rates, the value of a Fund’s floating rate loans may decline as interest rates rise because a Fund will continue to earn interest at the previously-established rate until the interest rate for each loan resets. The risks associated with floating rate loans may also be present with respect to fixed-to-floating-rate securities in which a Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by a Fund on floating rate and fixed-to-floating-rate securities will decline due to lower coupon payments on floating rate securities.
Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. Such conditions may include war, terrorism, natural and environmental disasters and epidemics or pandemics (including the recent coronavirus pandemic), which may be highly disruptive to economies and markets. Such conditions may also adversely affect the liquidity of a Fund's securities. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Non-Diversification Risk.  Global Emerging Markets Equity Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence

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DESCRIPTION OF PRINCIPAL RISKS

than a diversified fund might be. The Fund intends to satisfy the asset diversification requirements to qualify as a regulated investment company under the Code.
Potential Conflicts of Interest Risk. The Manager, the sub-adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. The Manager, the sub-adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Manager, the sub-adviser and their affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the sub-adviser or their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, the Manager, the sub-adviser and their affiliates may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of other accounts managed by the Manager, the sub-adviser and their affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Manager, the sub-adviser or its affiliates achieve profits. The Manager and the sub-adviser have informed the Funds’ Board of Trustees that the investment professionals associated with the Manager and the sub-adviser are actively involved in other investment activities not concerning the Funds and will not be able to devote all of their time to the Funds’ business and affairs. The Manager, the sub-adviser and their affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Manager, the sub-adviser and their affiliates in a fair and equitable manner.
Portfolio Turnover Risk. The techniques and strategies contemplated by each Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, a Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Funds’ overall return.
Russian Securities Risk. In response to political and military actions undertaken by Russia, the United States and the European Union instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of securities offered by Russian issuers. These sanctions and any other intergovernmental actions could result in the immediate freeze of Russian securities, including securities in the form of depositary receipts, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could push Russia’s economy into a recession. These sanctions and any other intergovernmental actions, and the continued disruption of the Russian economy, could have a negative effect on the performance of funds that have significant exposure to Russia, including the Fund.
Stock Connect Risk. The Fund may invest directly in China A-Shares through Stock Connect, which is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the People's Republic of China and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

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DESCRIPTION OF PRINCIPAL RISKS

Structured Products Risk. Each Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Funds may have the right to receive payments only from the structured product, and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.
Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Investments in structured products involve risks, including credit risk and market risk. Where the Funds’ investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured product to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Volatility Risk. The Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

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NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in “Description of Principal Investments,” a Fund may utilize from time to time one or more of the non-principal investment practices described below to assist it in reaching its investment objective. In addition to the principal risks discussed in “Description of Principal Risks,” the Funds’ investments involve additional non-principal risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, risks and/or the limitations adopted by the Funds to help manage such risks. Not all Funds may engage in the practices described below.
Temporary Defensive Positions. When adverse market or economic conditions occur, a Fund may temporarily invest all or a portion of its total assets in high quality money market instruments, cash and cash equivalents and other defensive instruments. The Manager or the sub-adviser may make these investments or increase its investment in these securities when it is unable to find enough attractive long-term investments, to reduce exposure to a Fund’s primary investments when the Manager or the sub-adviser believes it is advisable to do so, or to meet anticipated levels of redemption. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the Funds’ ability to meet their respective investment objective.
Defensive Investment Strategy Risk. Each Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in high quality money market instruments, cash and cash equivalents and other defensive instruments when adverse market, economic or political conditions exist. To the extent that a Fund invests defensively, it may not be able to pursue its investment objective. A Fund’s defensive investment position may not be effective in protecting its value.
Focused Investment Risk. Each Fund’s investments in loans arranged through private negotiations between a borrower and several financial institutions may expose a Fund to risks associated with the financial services industry. Financial services companies are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees.
Limited Information Risk. The types of loans in which each Fund invests may not have been rated by a rating agency, have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although each Fund generally has access to financial and other information made available to the lenders in connection with loans, the amount of public information available with respect to the loans will generally be less extensive than that available for rated, registered or exchange listed securities. As a result, the performance of each Fund and its ability to meet its investment objective is more dependent on the analytical ability of the Manager or the sub-adviser than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.
Market Disruption Risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Regulatory Risk. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Barings Funds Trust Prospectus
NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The derivatives markets have recently become subject to comprehensive statutes, regulations and margin requirements. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) requires certain transactions in over-the-counter (“OTC”) derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased counterparty concentration risk, margin requirements and costs for a Fund. Additionally, the Commodity Futures Trading Commission (the “CFTC”), U.S. prudential regulators and other regulators around the globe have recently implemented or are in the process of implementing new margin rules for OTC derivatives, which will result in increased margin requirements and costs for a fund that trades in non-centrally cleared derivative products subject to these margining regimes.
The Manager has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the U.S. Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA promulgated by the CFTC with respect to each Fund that is authorized to trade in derivatives subject to the jurisdiction of the CFTC. Even though the Manager is currently registered as a CPO with the CFTC, the Manager does not act in a registered capacity as a CPO with respect to each Fund. In the event that a Fund’s investments in derivative instruments regulated under the CEA, including futures, swaps and options, exceed the thresholds set forth in Rule 4.5, the Manager may be required to register as a CPO with the CFTC as it relates to a Fund. In the event the Manager is required to register with the CFTC with respect to a Fund, it will become subject to additional recordkeeping, disclosure and reporting requirements, which may increase the Fund's expenses. Additionally, even though the Manager is also currently registered as a “commodity trading advisor” (“CTA”) with the CFTC, the Manager does not act in a registered capacity as a CTA with respect to each Fund.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may in the future also apply to certain other derivatives positions a Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Barings and its affiliates may in the future be aggregated for this purpose. Therefore, it is possible that in the future the trading decisions of Barings may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits.
The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Fund.
Operational and Technology Risk. Each Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.
For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, or other market participants or data within them (a “cyber-attack”). Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.
Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be lost, misused, destroyed, stolen, rendered unavailable or misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, cause delays or mistakes in materials provided to shareholders, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Fund to regulatory fines, violations of law, litigation costs,

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NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance, legal, and operational costs. While each Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.
The trend toward broad consumer and general public notification of systems failures and cyber-attacks could exacerbate the harm to a Fund and its shareholders or its business, financial condition and performance or results of operations. Even if the Fund and its service providers successfully protected their systems from failures or cyber-attacks, they may incur significant expenses in connection with their responses to any such events, as well as the need for adoption, implementation and maintenance of appropriate security measures. They could also suffer harm to their businesses and reputations if attempted or actual cyber-attacks are publicized. The Fund and its service providers cannot be certain that evolving threats from cyber-criminals and other cyber-threat actors, exploitation of new vulnerabilities in their systems, or other developments, or data thefts, system break-ins or inappropriate access will not compromise or breach the technology or other security measures protecting their systems.
Systems failures and cyber-attacks may be difficult to detect, may go undetected for long periods or may never be detected. The impact of such events may be compounded over time. Although a Fund and its service providers evaluate the materiality of systems failures and cyber-attacks that they detect, they may conclude that some such events are not material and may choose not to address them. Such conclusions may not prove to be correct.
Systems failures and cyber-attacks may necessitate significant investment to repair or replace. In addition, a Fund and its service providers may incur substantial costs for systems failure risk management and cyber-attack risk management in order to attempt to prevent any such events or incidents in the future.
Insurance and other traditional risk-shifting tools may be held by or available to a Fund or its service providers in order to manage or mitigate the risks associated with systems failures and cyber-attacks, but they are subject to terms and limitations such as deductibles, coinsurance, limits and policy exclusions, as well as risk of counterparty denial of coverage, default or insolvency. In addition, contractual remedies may not be available with respect to service providers or may prove inadequate if available (e.g., because of limits on the liability of the service providers) to protect the Fund against all losses.
Similar types of operational and technology risks are also present for issuers of each Fund’s investments, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.
Substantial Redemption Risk. If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in a Fund’s net asset value per share. In addition, a substantial reduction in the size of a Fund may make it difficult for the Manager or sub-adviser to execute its investment program successfully for a Fund for a period following the redemptions.
Valuation Risk. Each Fund may invest some of its assets in illiquid and/or unquoted securities or instruments. Such investments or instruments are valued in accordance with procedures adopted by the Funds’ Board of Trustees, as described in the section “Net Asset Value” in this Prospectus. Such investments are inherently difficult to value and are the subject of substantial uncertainty. As a result, the daily performance of a Fund may vary. There is no assurance that the estimates resulting from the valuation process will reflect the actual sales or “close-out” prices of such securities.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

Primary Service Providers
Each Fund enters into contractual arrangements (“Contracts”) with various parties, including, among others, the Manager, the Sub-Adviser, the Fund’s transfer agent, the Fund’s administrator and the Fund’s custodian. They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Funds, and are paid for providing these services. Some of these service relationships are described below.
Each Fund’s Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Contracts. Further, this Prospectus, the SAI and any Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between a Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
Trustees and Officers
The Board of Trustees is responsible for the management of the Funds, including supervision of the duties performed by the Manager. There are currently six trustees of the Funds (the trustees on the Board of Trustees are herein referred to as the “Trustees”), one of whom is currently treated by the Funds as an “interested person” (as defined in the 1940 Act). The names and business addresses of the Trustees and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management” in the SAI.
Manager
The Manager serves as the investment adviser for the Funds. Subject to the supervision of the Board of Trustees, the Manager is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.
The Manager is an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), with a principal office located at 300 South Tryon Street, Suite 2500, Charlotte, NC 28202. The origin of the Manager follows the paths of several early pioneers in investments and financing – Babson Capital Management LLC (“Babson”), Baring Asset Management Limited (“BAML”), Cornerstone Real Estate Advisers LLC (“CREA”) and Wood Creek Capital Management, LLC (“Wood Creek”). Babson, through its predecessor, David L. Babson & Company, Inc., was founded in 1940. Babson was acquired by MassMutual in 1995 and on January 1, 2000, the Investment Management Division (“IMD”) of MassMutual was consolidated into Babson. On the other side of the Atlantic, BAML traces its roots to 1762 when the Baring brothers founded a merchant and banking firm in London. The firm was one of the first U.K. firms to form an investment department in 1955. Throughout the 1970s and 1980s, the firm continued to expand its asset management business internationally and, in 1989, combined its asset management activities within BAML, headquartered in London. BAML was acquired by MassMutual in 2004. In July 2016, BAML became an indirect, wholly-owned subsidiary of Babson, which changed its name to Barings LLC on September 12, 2016. Adding to the rich history of pioneering investment advice, CREA began advising on real estate debt transactions nearly 30 years ago for MassMutual as part of the IMD. In 1994, CREA was established to provide real estate equity management to MassMutual and eventually third parties. In 2010, CREA combined with Babson’s real estate debt group to form a comprehensive real estate adviser. CREA changed its name to Barings Real Estate Advisers LLC on September 12, 2016 and merged with and into the Manager on December 30, 2016. Similarly, Wood Creek was established as an alternative assets investment manager in 2005 as part of a joint venture with the MassMutual Financial Group. Wood Creek became a wholly-owned subsidiary of Barings in 2011. On September 16, 2016, Wood Creek merged with and into the Manager.
The Manager is a global investment management organization with investment operations in the U.S., the United Kingdom, Australia, and Asia with, together with its subsidiaries, over 1,800 associates, including over 600 investment professionals, as of December 31, 2019. The Manager provides investment advice to individual and institutional investors and had, together with its subsidiaries, assets under management as of December 31, 2019 of more than $338 billion.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

The Manager has retained its subsidiary, Baring International Investment Limited (“BIIL”), as a sub-adviser to manage European investments for Global Floating Rate Fund, Global Credit Income Opportunities Fund and Emerging Markets Debt Blended Total Return Fund and provide day-to-day management of Global Emerging Markets Equity Fund. See “– Sub-Adviser” below. The Manager also has entered into a personnel-sharing arrangement with BIIL with respect to the Diversified Income Fund. Pursuant to this arrangement, certain employees of BIIL may serve as “associated persons” of the Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide research and related services, and discretionary investment management and trading services (including acting as portfolio managers) to the Fund on behalf of the Manager. This arrangement is based on no-action letters of the staff of the Securities and Exchange Commission (SEC) that permits SEC-registered investment advisers to rely on and use the resources of advisory affiliates or “participating affiliates”, subject to the supervision of that SEC-registered investment adviser. BIIL is a “participating affiliate” of the Manager and is itself an SEC-registered investment adviser, and the BIIL employees are “associated persons” of the Manager.
Sub-Adviser
BIIL serves as sub-adviser responsible for the day-to-day management of Global Emerging Markets Equity Fund and for managing the European investments for Global Floating Rate Fund, Global Credit Income Opportunities Fund and Emerging Markets Debt Blended Total Return Fund. Subject to the supervision of the Board of Trustees and the Manager, BIIL manages the investment and reinvestment of Global Emerging Markets Equity Fund's assets and a portion of the assets of Global Floating Rate Fund, Global Credit Income Opportunities Fund and Emerging Markets Debt Blended Total Return Fund, as may be allocated from time to time to BIIL by a global allocation investment committee composed of representatives of the Manager and BIIL.
BIIL is an investment adviser registered with the SEC in the U.S. and the Financial Conduct Authority in the United Kingdom with its principal office located at 20 Old Bailey, London, United Kingdom EC4M 7BF. BIIL is a wholly-owned subsidiary of Baring Asset Management Limited, which in turn is an indirect, wholly-owned subsidiary of the Manager. As of December 31, 2019, BIIL had approximately $8.9 billion in assets under management.
Investment Management Agreement and Sub-Advisory Agreement
Pursuant to an investment management agreement between the Manager and the Funds (the “Investment Management Agreement”), the Funds have agreed to pay the Manager an annual management fee, payable on a monthly basis, at the annual percentages of average daily net assets as set forth below for the services and facilities the Manager provides.
Global Floating Rate Fund	0.65% of average daily net assets;
Global Credit Income Opportunities Fund	0.75% of average daily net assets;
U.S. High Yield Fund	0.55% of average daily net assets;
Active Short Duration Bond Fund	0.35% of average daily net assets;
Diversified Income Fund	0.40% of average daily net assets;
Emerging Markets Debt Blended Total Return Fund	0.75% of average daily net assets; and
Global Emerging Markets Equity Fund	0.90% of average daily net assets.
During the fiscal year ended June 30, 2019, the Funds paid management fees to the Manager as a percentage of the Fund’s average daily net assets at the effective rates shown below.
Global Floating Rate Fund	0.43%
Global Credit Income Opportunities Fund	0.58%
U.S. High Yield Fund	0.18%
Active Short Duration Bond Fund	0.13%
Diversified Income Fund	0.00%

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

Emerging Markets Debt Blended Total Return Fund	0.00%
Global Emerging Markets Equity Fund	0.00%
In addition to the fee of the Manager, each Fund pays all of its own expenses, including, among others, legal fees and expenses of counsel to the Fund and to the Fund’s independent trustees; insurance, including trustees and officers insurance and errors and omissions insurance; auditing and accounting expenses, including sub-accounting services provided by certain Financial Intermediaries; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund’s custodians, administrators, transfer agents, including sub-transfer agent services provided by certain Financial Intermediaries, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; other expenses in connection with the issuance, offering and underwriting of shares or debt instruments issued by the Fund or with the securing of any credit facility or other loans for the Fund; expenses relating to investor and public relations and secondary market services; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan (except for brokerage expenses paid by participants in such plan); compensation and expenses of trustees; costs of stationery; any litigation expenses; and costs of shareholder, Board of Trustees and other meetings.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of each Fund will not exceed the annual rates set forth below (as a percentage of average daily net assets allocated to each such class):
FUND	CLASS A	CLASS C	CLASS L	CLASS I	CLASS Y
Global Floating Rate Fund 1	0.75%	0.75%		0.75%	0.75%
Global Credit Income Opportunities Fund 1	0.95%	0.95%		0.95%	0.95%
U.S. High Yield Fund 1	0.75%	0.75%		0.75%	0.75%
Active Short Duration Bond Fund 1	0.40%	0.40%	0.40%	0.40%	0.40%
Diversified Income Fund 1	0.55%	0.55%		0.55%	0.55%
Emerging Markets Debt Blended Total Return Fund 1	0.95%	0.95%		0.95%	0.95%
Global Emerging Markets Equity Fund 1	1.20%	1.20%		1.20%	1.20%
1.
This agreement will remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Funds’ Board of Trustees.

If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement) in the section entitled “Fees and Expenses of the Fund.” Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
A discussion regarding the considerations of the Funds’ Board of Trustees for approving each Fund’s Investment Management Agreement and, as applicable, each Fund’s Sub-Advisory Agreement is be available in the Funds’ semi-annual report for the period ended December 31, 2019.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

Portfolio Management
The portfolio managers are primarily responsible for making day-to-day investment decisions for each Fund. Each of the persons listed below serves as a portfolio manager to certain Funds as set forth below. More information about each manager’s compensation, other accounts managed by each manager, and each manager’s ownership of securities in the Funds is included in the SAI.
PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Ricardo Adrogué Portfolio Manager	Since October 21, 2015
Dr. Adrogué is a Managing Director and Head of Barings’ Global Sovereign Debt and Currencies Group. He is the lead portfolio manager for the Emerging Markets Local Debt strategy and Blended Total Return Debt strategy, and backup portfolio manager for the Emerging Markets Sovereign Hard Currency Debt strategy. Dr. Adrogué has worked in the industry since 1992 and his experience has encompassed portfolio management, economic strategy and academia. Prior to joining the firm in 2013, he was at Cabezon Investment Group, LLC as well as at Wellington Management Company where he built a successful track record for the Emerging Markets Local Debt program and managed over $11 billion. Before Wellington, he worked at the International Monetary Fund conducting inflation modeling work for central banks and was country desk for Brazil, Costa Rica, and Trinidad and Tobago. He also worked with Salomon Smith Barney/Citigroup as a vice president of markets and economic analysis, a senior economist and strategist for Panama and Peru, and New York University as an adjunct professor of Latin American Economics. Dr. Adrogué holds a B.A. in Economics from the Universidad Católica Argentina, an M.A. in Economics and a Ph.D. from the University of California, Los Angeles. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Yulia Alekseeva Portfolio Manager	Since August 1, 2019
Ms. Alekseeva is a Managing Director and Portfolio Manager in the Barings Investment Grade Fixed Income Group and Head of Securitized Credit Research. She has worked in the industry since 2005. Prior to re-joining the firm in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board as a Principal in the Structured Credit department following positions at Bank of America Merrill Lynch and PricewaterhouseCoopers. She holds a B.A. in Economics & Finance from the Plekhanov Russian University of Economics and an M.B.A. degree from the Wharton School at the University of Pennsylvania. Ms. Alekseeva is a member of the CFA Institute and an Associate Chartered Accountant with the Institute of Chartered Accountants in England and Wales (ICAEW). She shares principal responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Stephen Ehrenberg Portfolio Manager	Since November 1, 2017
Mr. Ehrenberg is a Managing Director and portfolio manager for Barings’ Investment Grade Fixed Income Group. Mr. Ehrenberg has worked in the industry since 2002 and his experience has encompassed portfolio management and credit analysis for both investment grade and high yield corporate credit. Prior to joining the firm in 2004, he worked in capital markets at MassMutual as part of the firm’s executive development program. Mr. Ehrenberg holds a B.S. in Mechanical Engineering from the United States Military Academy at West Point (Phi Beta Kappa), an M.B.A. from the University of Michigan Business School (High Distinction) and is a member of the CFA Institute. Prior to attending business school, he served as a Captain in the U.S. Army, where he held numerous leadership positions and graduated from both Airborne and Ranger School. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund and Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).

Sean Feeley Portfolio Manager	See Description
Mr. Feeley is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He is also a member of the firm’s U.S. High Yield Investment Committee and the Global High Yield Allocation Committee. Mr. Feeley is responsible for the portfolio management of various high yield bond total return strategies. He has worked in the industry since 1996 and his experience has encompassed the credit market across a variety of industries. Prior to joining the firm in 2003, he worked at Cigna Investment Management in project finance and at Credit Suisse, where he worked in the leveraged finance group. Mr. Feeley holds a B.S. in Accounting from Canisius College (magna cum laude) and an M.B.A. from Cornell University. He is a Certified Public Accountant (inactive) and a member of the CFA Institute). He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2013), Barings Global Credit Income Opportunities Fund (since September 16, 2013) and Barings U.S. High Yield Fund (since October 30, 2015).

Michael Freno Portfolio Manager	Since September 16, 2013
Mr. Freno is Head of Global Markets for Barings, which encompasses all of the firm’s fixed income, public equity and multi-asset investment teams. He is also the Chairman of the Global High Yield Allocation Committee and a member of the Global Distressed Committee. Mr. Freno has worked in the industry since 1999 and has extensive experience on the buy-side, focusing on both equity and debt investments. Prior to joining the firm in 2005, he was a research analyst for Mangan & McColl Partners, LLC, where he focused on equity and credit analysis for the firm's special situations and distressed investments. Prior to that, he was a Manager if PricewaterhouseCoopers. Mr. Freno holds a B.A. from Furman University and an M.B.A. from Wake Forest University. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Martin Horne Portfolio Manager	See Description
Mr. Horne is a Managing Director and Head of Barings’ Global Public Fixed Income with primary responsibility for the European High Yield, Structured Credit and Emerging Market Corporate Debt Investment Groups. He is also Chairman of the European High Yield Investment Committee and Vice Chairman of the Global High Yield Allocation Committee. His responsibilities include portfolio management for several of the firm’s loan and multi-strategy portfolios. Mr. Horne has worked in the industry since 1996 and his experience has encompassed the mid cap, structured credit, investment grade and leverage finance markets. Prior to joining the firm in 2002, he was a member of the European Leverage team at Dresdner Kleinwort Wasserstein where he focused on lead arranging and underwriting senior, mezzanine and high yield facilities for financial sponsor driven leverage buyouts throughout Europe. He has also held positions at KPMG Corporate Finance where he advised on complex debt transactions and National Westminster Bank in the corporate banking unit. Mr. Horne also previously served on the board of directors of the Loan Market Association. He holds a B.A. in Economics from Reading University. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2018) and Barings Global Credit Income Opportunities Fund (since March 8, 2016).

Cem Karacadag Portfolio Manager	Since October 21, 2015
Mr. Karacadag is a Managing Director and Head of Barings’ Emerging Markets Sovereign Debt Group. He is the lead portfolio manager for the Emerging Markets Sovereign Debt strategy and backup portfolio manager for the firm’s Emerging Markets Sovereign Local Debt strategy and Blended Total Return strategy. Mr. Karacadag has worked in the industry since 1994 and his experience has encompassed sovereign credit analysis, macroeconomic policy research and advice, and emerging markets fixed income strategy. Prior to joining the firm in 2014, he was at OppenheimerFunds, where he worked on sovereign hard currency and local currency investments in Eastern Europe and Asia. Before Oppenheimer, he worked at Credit Suisse covering emerging market sovereigns in Asia and Latin America, and at the International Monetary Fund, where he focused on monetary policy instruments, exchange rate policy and bank restructuring in China, Indonesia and Eastern Europe. He also held positions at Standard & Poor’s and the Federal Reserve Bank of New York. Mr. Karacadag holds a B.A. in Economics from Tufts University and an M.A. in International Economics and European Studies from Johns Hopkins University. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Kathleen Kraez Portfolio Manager	Since March 1, 2019
Ms. Kraez is a Managing Director and member of Barings’ Structured Credit Investment Group. She is responsible for portfolio management, CLO modeling and structural analysis, collateral manager evaluation and monitoring of CLO investments. She has worked in the industry since 1993. Prior to joining the firm in 1996, Ms. Kraez was with State Street Bank & Trust as a portfolio accountant. She holds a B.A. from Pennsylvania State University and an M.B.A. in Finance and Accounting from Regis University. She shares principal responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Natalia Krol Portfolio Manager	Since August 2, 2018
Ms. Krol is a Managing Director and member of Barings’ Emerging Markets Debt Group. She is a Portfolio Manager for Barings’ Emerging Markets Blended Total Return strategies and a Research Analyst for the Barings’ Emerging Markets Corporate Debt Team. Ms. Krol is responsible for covering global metals & mining and energy corporates. She has worked in the industry since 2002. Prior to joining the firm in 2014, she was a Credit Analyst at Schroders Investment Management covering the natural resources and capital goods sectors across Emerging Markets, European High Yield and Investment Grade markets. Prior to this, Ms. Krol was a European High Yield Research Analyst at Barclays Capital. She holds an M.Sc. in Accounting and Finance from London School of Economics and a B.Ss. in International Economics from Plekhanov Russian Economics Academy. She shares principal responsibilities for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund) and Barings Emerging Markets Debt Blended Total Return Fund.

Michael Levy Portfolio Manager	Since September 18, 2018
Mr. Levy is a Managing Director and Co-Head of the Emerging Equities Team. He oversees the Emerging Europe, LATAM and Frontiers functions. Mr. Levy is the co-manager on a number of Global Emerging Market mandates including Barings’ flagship Global Emerging Markets Fund. Prior to this, he was investment manager in the EMEA & Global Frontier Markets Equity Team. He joined Barings in July 2012 after 17 years at AllianceBernstein where he held a number of equity portfolio management and research roles. His most recent responsibility before joining Barings was as a portfolio manager for Emerging and International equity portfolios. Mr. Levy began his career in 1992 at Grant Thornton Chartered Accountants as a Partner Trainee. He has a B.A. (Hons) in Economics and Social Studies from the University of Manchester. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.

Tom McDonnell Portfolio Manager	See Description
Mr. McDonnell is a Managing Director and member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for a number of high yield total return portfolios, including global loan and global multi-strategy portfolios. He is also a portfolio manager for the firm’s high yield 1940 act retail funds. Mr. McDonnell has worked in the industry since 1996 and his experience has encompassed leveraged loans, distressed credit and management of total return focused strategies. Prior to joining the firm in 2005, he was a Managing Director at Patriarch Partners, LLC, where he had active involvement with portfolio company management teams, crisis managers and attorneys to effectuate turn around and recovery plans. Before Patriarch, he worked at Bank of America in the Corporate Finance Group and at Bank One in various risk management and corporate finance positions, specializing in credit risk management and structuring of off balance sheet special purpose entities. Mr. McDonnell holds a B.S. in Business Management, an M.B.A. in Accounting from the State University of New York at Buffalo, and is a Certificate Public Accountant (inactive). He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2013) and Barings Global Credit Income Opportunities Fund (since November 1, 2017).

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
David Mihalick Portfolio Manager	Since November 1, 2017
Mr. Mihalick is a Managing Director and Head of Barings’ U.S. Public Fixed Income with primary responsibility for the U.S. High Yield and Investment Grade Investment Groups. He is also Chairman of the U.S. High Yield Investment Committee, a member of the Global High Yield Allocation Committee and a portfolio manager on various high yield strategies. Prior to his current role, he served as Head of Baring’s U.S. High Yield Credit Research Group where he was responsible for directing the research efforts of over 25 analysts. Mr. Mihalick has worked in the financial services industry since 2004. Prior to joining the firm in 2008, he was a Vice President with Wachovia Securities Leveraged Finance Group. At Wachovia, he was responsible for sell-side origination of leveraged loans and high yield bonds to support both corporate and private equity issuers. Prior to entering the financial services indusry, Mr. Mihalick served as an officer in the United States Air Force and worked in the telecommunications industry for 7 years. He holds a B.S. from the United States Air Force Academy, an M.S. from the University of Washington and an M.B.A. from Wake Forest University. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund and Barings U.S. High Yield Fund.

David Nagle Portfolio Manager	Since July 8, 2015
Mr. Nagle is a Managing Director and portfolio manager for Barings’ Investment Grade Fixed Income Group. He is responsible for the portfolio management of the firm’s investment grade strategies, including the Global Investment Grade Strategies Fund and Active Short Duration. Mr. Nagle has worked in the industry since 1986 and his experience has encompassed multi-sector portfolio and risk management, as well as asset allocation. He holds a B.A. in Economics and Finance from Lafayette College and is a member of the CFA Institute. He shares day-to-day management of the Barings Active Short Duration Bond Fund and Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).

William Palmer Portfolio Manager	Since September 18, 2018
Mr. Palmer is a Managing Director and Co-Head for Emerging and Frontier Equities Team. He is responsible for and oversees the firm's Asia ex Japan investment function. Mr. Palmer is also co-manager on a number of Global Emerging Market mandates, including Barings’ flagship Global Emerging Markets Fund. Prior to joining Barings in October 2011, he was Senior Asset Manager/Head of Asia ex Japan Equities at KBC Asset Management in Dublin. During his time at KBC Asset Management, he also held the roles of Asset Manager focusing on Asia ex Japan Equities and Equity Analyst responsible for producing equity research on Irish and Asian companies. Mr. Palmer has an honours degree in Business Studies, majoring in Economics and Finance from the Universify of Limerick. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Scott Roth Portfolio Manager	See Description
Mr. Roth is a Managing Director and a member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for various high yield bond total return strategies. Mr. Roth has worked in the industry since 1993 and his experience has encompassed fund management, underwriting, leveraged loans and high yield. Prior to joining the firm in 2002, he was a vice president at Webster Bank and was a high yield analyst at Times Square Capital Management. He also served as an underwriter at Chubb Insurance Company. Mr. Roth holds a B.B.A. from Western Michigan University, an M.B.A. from the Ross School of Business at University of Michigan and is a member of the CFA Institute. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund (since September 16, 2013) and Barings U.S. High Yield Fund (since October 30, 2015).

Chris Sawyer Portfolio Manager	See Description
Mr. Sawyer is a Managing Director and member of Barings' European High Yield Investments Group and the firm's European High Yield Investment Committee. He is responsible for the portfolio management of several high yield strategies and also manages the firm's European high yield trading operations. Mr. Sawyer has worked in the industry since 2005. Prior to joining the trading team in 2008, he was a member of the portfolio monitoring team where he was responsible for the performance analysis of individual portfolio assets. Mr. Sawyer holds a BSc in Economics and Business Finance from Brunell University. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since March 2, 2020).

Doug Trevallion Portfolio Manager	Since June 8, 2018
Mr. Trevallion is a Managing Director and member of the Barings’ Investment Grade Fixed Income Group and the Head of Global Securitized and Liquid Products. Mr. Trevallion is responsible for the portfolio management of the firm’s securitized and multi-asset portfolio strategies. He has worked in the industry since 1987 and his experience has encompassed stable value, core, core plus, active short and leveraged inflation strategies. Prior to joining the firm in 2000, he worked at Massachusetts Mutual Life Insurance Company where he established fixed income analytical and risk capabilities for the company. Mr. Trevallion holds a B.A. from the University of Massachusetts and is a member of the CFA Institute. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund.

PRIOR PERFORMANCE FOR SIMILAR ACCOUNTS

Prior Performance for Similar Account (Similar to Global Emerging Markets Equity Fund)
The performance information below shows prior performance of a UCITS fund (short for Undertakings for Collective Investment in Transferable Securities, which is a type of investment fund based in the European Union), Baring Global Emerging Markets Fund (the “BIIL UCITS Fund”), managed by BIIL, the sub-adviser of Global Emerging Markets Equity Fund. The BIIL UCITS Fund has an investment objective, policies and strategies that Barings believes are substantially similar to those of Global Emerging Markets Equity Fund, and has been managed in substantially the same way that BIIL is managing the Global Emerging Markets Equity Fund.
Global Emerging Markets Equity Fund’s actual performance may vary from the past performance of the BIIL UCITS Fund. Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. In addition, securities held by

Barings Funds Trust Prospectus
PRIOR PERFORMANCE FOR SIMILAR ACCOUNTS

Global Emerging Markets Equity Fund may not be identical to the securities held by the BIIL UCITS Fund, but Barings believes the differences do not alter the conclusion that Global Emerging Markets Equity Fund and the BIIL UCITS Fund are managed in a substantially similar style. In addition, the BIIL UCITS Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the BIIL UCITS Fund, they may have had an adverse effect on the performance of the BIIL UCITS Fund. However, BIIL does not believe that the BIIL UCITS Fund would have been managed in a significantly different manner had the BIIL UCITS Fund been subject to such investment limitations, requirements and other restrictions.
The data is provided to illustrate the past performance of BIIL in managing a substantially similar account. Investors should not consider these performance data as substitutes for the performance of the Global Emerging Markets Equity Fund, nor should investors consider these data as indications of future performance of the Global Emerging Markets Equity Fund, or of BIIL. The returns are not intended to predict or suggest the returns that might be experienced by the Global Emerging Markets Equity Fund.
The performance figures below show the total returns of the BIIL UCITS Fund, including all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. The returns reflect the operating expenses and the maximum initial sales charge (load) imposed on purchases of Class A shares of the BIIL UCITS Fund.
Baring Global Emerging Markets Fund (BIIL UCITS Fund) Average Annual Total Returns for the periods ended June 30, 2019
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A USD Inc 1	3.68%	4.39%	4.57%	5.39%
Benchmark 2	1.61%	2.87%	6.17%	6.91%
1.
This is not the performance of Barings Global Emerging Markets Equity Fund. As of June 30, 2019, the BIIL UCITS Fund had approximate net assets of  $604.8 million. The inception date of the BIIL UCITS Fund was February 24, 1992.

2.
The BIIL UCITS Fund's Benchmark is represented by the MSCI Emerging Markets (net) Index.

Distributor of the Funds
Each Fund’s shares are offered for sale through ALPS Distributors, Inc. (the “Distributor”). Shareholders and Financial Intermediaries (as defined under “How to Buy Shares”) should not send any transaction or account requests to the Distributor. Transaction or account requests should be directed to “Barings Funds Trust – (Fund Name),” Transfer Agent, P.O. Box 1920, Denver, CO 80201.

Barings Funds Trust Prospectus
DISCLOSURE OF PORTFOLIO HOLDINGS

A description of each Fund’s policies and procedures with respect to the disclosure of such Fund’s portfolio securities is available (i) in the SAI and (ii) on the Funds’ website at http://www.barings.com/funds/mutual-funds.
HOW TO BUY SHARES

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business (see ”Net Asset Value”). You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Distributor with respect to the sale of shares of the Funds (a “Financial Intermediary”). Your Financial Intermediary can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Intermediaries to receive purchase and redemption orders on their behalf. Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds are deemed to have received a purchase or redemption order when a Financial Intermediary or its authorized designee receives the order in “good order.” The specific requirements for “good order” depend on the type of transaction and method of purchase. Contact your Financial Intermediary if you have questions about your circumstances. Generally, “good order” means that you placed your order with your Financial Intermediary or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary documentation and signatures. Customer orders are priced at a Fund’s net asset value per share next computed after the orders are received by a Financial Intermediary or its authorized designee in good order. Investors may be charged a fee by their Financial Intermediaries, payable to the Financial Intermediary and not to a Fund, if investors effect a transaction in Fund shares through either a Financial Intermediary or its authorized designee.
The USA PATRIOT Act may require a Fund, a Financial Intermediary or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open an account. If a Fund, a Financial Intermediary or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.
Outlined below are various methods for buying shares of the Funds:
METHOD	INSTRUCTIONS
Through your Financial Intermediary
Your Financial Intermediary can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.

By exchange
You or your Financial Intermediary may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by the Manager for shares of the same class of a Fund, subject to the conditions described in “Exchange of Shares” below. In addition, you or your Financial Intermediary may exchange shares of a class of a Fund you own for shares of a different class of the same Fund, subject to the conditions described in “Exchange of Shares” below. To exchange, send written instructions to the applicable Fund, at the address noted below1 or call 1-855-439-5459.

By wire
You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Prior to sending wire transfers, please contact Shareholder Services at 1-855-439-5459 for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire.

Barings Funds Trust Prospectus
HOW TO BUY SHARES

METHOD	INSTRUCTIONS

To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time.

If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to Barings Funds – (Fund Name), at the address noted below.1 After completing a new account application, please call 1-855-439-5459 to obtain your account number. Please include your account number on the wire.

By electronic funds transfer via an automated clearing house (“ACH”) transaction2
You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1-855-439-5459. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

By check
To purchase shares of a Fund by check, make your check payable to ‘Barings Funds Trust’. Your checks should include the fund name which you would like to purchase along with your account number (if previously established). Your request should be mailed to the address listed below.1 The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

1.
Regular Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, P.O. Box 1920, Denver, CO 80201.

Overnight Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, 1290 Broadway, Suite 1000, Denver, CO 80203.

2.
The redemption of shares purchased by ACH transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the applicable Fund.

Investment Minimums*
	CLASS A	CLASS C	CLASS L	CLASS I	CLASS Y
Initial Investment	$1,000	$1,000	$1,000	$500,000	$100,000
Subsequent Investments	$250	$250	$250	$250	$250
*
For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

Each Fund reserves the right to change or waive the investment minimums and reserves the right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size. Each Fund also reserves the right to reject for any reason, or cancel as permitted or required by law, any purchase order. No Fund may reject or cancel purchase orders more than two business days following receipt by the Fund of such purchase orders. Each Fund will not accept any redemption request that is not in good order. In addition, without notice, a Fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Barings Funds Trust post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

Choosing a Share Class
Each Fund offers four classes of shares in this Prospectus – Class A, Class C, Class I and Class Y and Active Short Duration fund offers five classes of shares -- Class A, Class C, Class I, Class L and Class Y. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of  $500,000 or more cannot be made in Class C Shares. Based on your personal situation, your Financial Intermediary can help you decide which class of shares makes the most sense for you. Your Financial Intermediary is entitled to receive compensation for purchases made through him or her and may receive differing compensation for selling different classes of shares.
Sales Charges
You may be subject to an initial sales charge when you purchase shares or a contingent deferred sales charge (“CDSC”) when you redeem your shares. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in a Fund. More information about these sales charges and discounts is available in this Prospectus, in Appendix A to this Prospectus, and in the SAI.
Class A Shares
Your purchases of Class A Shares are made at the public offering price for these shares, that is, the net asset value per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in a Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. As shown in the tables below, a portion of the sales charge is paid as a commission to your Financial Intermediary on the sale of Class A Shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the tables below.
Active Short Duration Bond Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
All Trades	0.00	0.00	None	1
1.
Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund.

Global Floating Rate Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	3.00	3.09	2.50
$100,000 to $250,000	2.50	2.56	2.00
$250,000 to $500,000	2.00	2.04	1.50
Greater than $500,000 1	0.00	0.00	Up to 1.00
1.
No sales charge is payable at the time of purchase on investments of  $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of  $500,000 or more as follows: 1.00% on amounts up to $1 million; plus 0.75% on amounts of  $1 million or more but less than $3 million; plus 0.65% on amounts of  $3 million or more but less than $5 million; plus 0.50% on amounts of  $5 million or more. Class A shares bought without an initial sales charge in accounts

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18–month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs. Prior to the thirteenth month, the distributor will retain the distribution and service fees described in the ‘Distribution and Service Fees’ section. Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund in the Barings Funds Trust.
Diversified Income Fund / U.S. High Yield Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	4.00	4.17	3.50
$100,000 to $250,000	3.25	3.36	2.75
$250,000 to $500,000	2.75	2.83	2.25
Greater than $500,000 1	0.00	0.00	Up to 1.00
1.
No sales charge is payable at the time of purchase on investments of  $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of  $500,000 or more as follows: 1.00% on amounts up to $1 million; plus 0.75% on amounts of  $1 million or more but less than $3 million; plus 0.65% on amounts of  $3 million or more but less than $5 million; plus 0.50% on amounts of  $5 million or more. Class A shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18–month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs. Prior to the thirteenth month, the distributor will retain the distribution and service fees described in the ‘Distribution and Service Fees’ section. Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund in the Barings Funds Trust.

Global Credit Income Opportunities Fund / Emerging Markets Debt Blended Total Return Fund / Global Emerging Markets Equity Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	4.00	4.17	3.50
$100,000 to $250,000	3.25	3.36	2.75
$250,000 to $500,000	2.75	2.83	2.25
Greater than $500,000 1	0.00	0.00	Up to 1.00
1.
No sales charge is payable at the time of purchase on investments of  $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of  $500,000 or more as follows: 1.00% on amounts up to $1 million; plus 0.75% on amounts of  $1 million or more but less than $3 million; plus 0.65% on amounts of  $3 million or more but less than $5 million; plus 0.50% on amounts of  $5 million or more. Class A shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18–month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs. Prior to the thirteenth month, the distributor will retain the distribution and service fees described in the ‘Distribution and Service Fees’ section. Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund in the Barings Funds Trust.

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

Reduced Class A Sales Charges for Larger Investments
You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of a Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Distributor and your Financial Intermediary, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. A Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Barings Funds (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Manager and distributed by the Distributor and as otherwise permitted from time to time by the Board of Trustees.
You may also pay a lower sales charge when purchasing Class A Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege.
In addition, certain investors may purchase shares at no sales charge or at a reduced sales charge. For example, Class A Shares are offered at no sales charge to investors who are clients of Financial Intermediaries who have entered into an agreement with the Distributor to offer Fund shares through self-directed investment brokerage accounts without charging transaction fees to their clients or through other platforms. See Appendix A of this Prospectus and the SAI for a description of this and other situations in which sales charges are reduced or waived.
Each Fund makes available free of charge on its website (http://www.barings.com/funds/mutual-funds) information regarding its sales charges, arrangements that result in breakpoints of the sales charges, the methods used to value accounts in order to determine whether an investor has met a breakpoint and the information investors must provide to verify eligibility for a breakpoint. Hyperlinks that facilitate access to such information are available on the Funds’ website.
Class L Shares
Your purchases of Class L Shares are made at the public offering price for these shares, that is, the net asset value per share for Class L Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in a Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. As shown in the tables below, a portion of the sales charge is paid as a commission to your Financial Intermediary on the sale of Class L Shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the tables below.
Active Short Duration Bond Fund
	SALES CHARGE
AMOUNT OF PURCHASE AT OFFERING PRICE	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY 1
Under $250,000	2.00	2.04	1.50
$250,000 or more	0.00	0.00	0.50

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

1.
Please refer to 'Distribution and Service Fees' section for all distribution and service fees paid by each Fund. ALPS Distributors, Inc. will pay an investor's financial intermediary an up-front commission of 1.50% on sales of Class L for purchases under $250,000 and an up-front commission of 0.50% on sales of Class L for purchases of  $250,000 or more.

Purchases of Class L shares under $250,000 have a front-end sales charge of 2.00% and purchases of Class L shares of $250,000 or more do not have a front-end sales charge. For purchases of Class L Shares of  $250,000 or more, a CDSC of 0.50% is applied to shares sold within the first eighteen months after they are purchased. The Distributor pays your Financial Intermediary an up-front commission of 1.50% on sales of Class L for purchases under $250,000 and an up-front commission of 0.50% on sales of Class L for purchases of  $250,000 or more. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge.
Reduced Class L Sales Charges for Larger Investments
You may pay a lower sales charge when purchasing Class L Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of a Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Distributor and your Financial Intermediary, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. A Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Barings Funds (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Manager and distributed by the Distributor and as otherwise permitted from time to time by the Board of Trustees.
You may also pay a lower sales charge when purchasing Class L Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege.
In addition, certain investors may purchase shares at no sales charge or at a reduced sales charge. For example, Class L Shares are offered at no sales charge to investors who are clients of Financial Intermediaries who have entered into an agreement with the Distributor to offer Fund shares through self-directed investment brokerage accounts without charging transaction fees to their clients or through other platforms. See Appendix A of this Prospectus and the SAI for a description of this and other situations in which sales charges are reduced or waived.
Each Fund makes available free of charge on its website (http://www.barings.com/funds/mutual-funds) information regarding its sales charges, arrangements that result in breakpoints of the sales charges, the methods used to value accounts in order to determine whether an investor has met a breakpoint and the information investors must provide to verify eligibility for a breakpoint. Hyperlinks that facilitate access to such information are available on the Funds’ website.
Class C Shares
Your purchases of Class C Shares are made at the net asset value per share for Class C Shares. Although Class C Shares have no front-end sales charge, they carry CDSC of 1.00% (except for Active Short Duration Bond Fund, which has a CDSC of 0.50%) that is applied to shares sold within the first year after they are purchased. After holding Class C Shares for one year, you may sell them at any time without paying a CDSC. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. The Distributor pays your Financial Intermediary an up-front commission of 1.00% (or, in the case of Active Short Duration Bond Fund, 0.65%) on sales of Class C Shares.

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C shares into Class A shares shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.
Distribution and Service Fees
Each Fund is authorized under separate distribution plans (each a “Plan” and collectively the “Plans”) to use the assets attributable to such Fund’s Class A and Class C Shares (and in the case of Active Short Duration Fund, Class L Shares) to finance certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class A and Class C Shares (and in the case of Active Short Duration Fund, Class L Shares) and the services provided to you by your Financial Intermediary. The Plans operate in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.
Under the Plans, distribution and service fees paid by each Fund to the Distributor equal to an annual rate of 0.25% of average daily net assets attributable to Class A Shares and 1.00% (or, in the case of Active Short Duration Bond Fund, 0.50%) of average daily net assets attributable to Class C Shares and 0.25% of average daily net assets attributable to Class L Shares (for Active Short Duration Bond Fund). The Distributor may pay all or a portion of these fees to Financial Intermediaries whose clients own shares of the Funds. Because the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of Financial Industry Regulatory Authority (“FINRA”).
The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fees materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plans must be approved by the Board of Trustees in the manner provided in the foregoing sentence. A Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.
In addition to payments under the Plans, from time to time the Funds may pay Financial Intermediaries account-based fees for networking and account maintenance.
In addition, Barings may, from time to time, at its own expense out of its own financial resources, make cash payments to Financial Intermediaries as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. Such cash payments may be calculated on sales of shares of the Funds (“Sales-Based Payments”) or

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

on the average daily net assets of the Funds attributable to that particular Financial Intermediary (“Asset-Based Payments”). Barings may agree to make such cash payments to a Financial Intermediary in the form of either or both Sales-Based Payments and Asset-Based Payments. Barings may also make other cash payments to Financial Intermediaries in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those Financial Intermediaries and their families to places within or outside the U.S.; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on shares of the Funds sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Intermediary; or other expenses as determined in Barings’ discretion. In certain cases these other payments could be significant to Financial Intermediaries. Any payments described above will not change the price paid by investors for the purchase of the shares of the Funds, the amount that the Funds will receive as proceeds from such sales, or the amounts payable under the Plans. Barings determines the cash payments described above in its discretion in response to requests from Financial Intermediaries, based on factors it deems relevant. Financial Intermediaries may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by the Distributor to any Financial Intermediary in connection with the distribution of any shares of the Funds will count towards the maximum imposed by FINRA on underwriter compensation in connection with the public offering of securities. In addition, Barings may utilize its own resources to compensate the Distributor for distribution or service activities on behalf of the Funds. These payments are not reflected in the annual fund operating expenses section of the “Fees and Expenses of the Fund” table for the Funds.
Contingent Deferred Sales Charges
As described above, certain investments in Class A, Class C and Class L Shares are subject to a CDSC. You will pay the CDSC only on shares you redeem within the prescribed amount of time after purchase. The CDSC is applied to the net asset value at the time of purchase or redemption, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the date on which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Funds will automatically redeem those shares (if any) not subject to a CDSC and then those you have held the longest. In certain circumstances, CDSCs may be waived, as described in Appendix A of this Prospectus and the SAI.
Share Class Eligibility
Class C Shares
Class C Shares do not have any share class eligibility requirements.
Class A Shares (All Funds other than Barings Active Short Duration Fund)
Class A shares for all Funds other than Barings Active Short Duration Fund do not have any share class eligibility requirments.
Class A Shares (Barings Active Short Duration Fund only)
Class A Shares for all Barings Active Short Duration Fund are sold at the net asset value pe share without a sales charge and are available through all Financial Intermediaries except those who have special agreements with the Distributor, or the Manager or its affiliates expressly providing for purchase of Class L Shares.
Class L Shares (Barings Active Short Duration Fund only)
Class L Shares are only available through Financial Intermediaries that have special agreements with the Distributor, or the Manager or its affiliates expressly providing for such purchases.

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

Class Y Shares
Class Y Shares are sold at the net asset value per share without a sales charge through Financial Intermediaries that have special agreements with the Distributor, or the Manager or its affiliates, for that purpose.
A Financial Intermediary that buys Class Y Shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Fund’s other classes of shares (other than the time those orders must be received by the Transfer Agent) and some of the special account features available to investors buying other classes of shares do not apply to Class Y Shares. Instructions for buying, selling, exchanging or transferring Class Y Shares must be submitted by the Financial Intermediary, not by its customers for whose benefit the shares are held.
Present and former officers, directors, trustees and employees (and their eligible family members) of each Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y Shares of each Fund.
Class I Shares
Class I Shares are only available to eligible institutional investors. To be eligible to purchase Class I Shares, an investor must:
•
make a minimum initial investment of  $500,000 or more per account (waived for retirement plan service provider platforms);

•
trade through an omnibus, trust, or similar pooled account; and

•
be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans; retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; and family offices.

Eligible Class I investors will not receive any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called “finder’s fees,” administrative fees or other similar fees on Class I Shares. Class I Shares are not available directly to individual investors. Individual shareholders who purchase Class I Shares through retirement plans or other intermediaries will not be eligible to hold Class I Shares outside of their respective retirement plan or intermediary platform.
Class I Shares are sold at the net asset value per share without a sales charge. An institutional investor that buys Class I Shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring each Fund’s other classes of shares (other than the time those orders must be received by the Transfer Agent), and most of the special account features available to investors buying other classes of shares, do not apply to Class I Shares.
Availability of Information
Information regarding sales charges of the Funds and the applicability and availability of discounts from sales charges is available free of charge through the Funds’ website at http://www.barings.com/funds/mutual-funds, which provides links to the Prospectus and SAI containing the relevant information.
REDEMPTION OF SHARES

Each Fund redeems its shares based on the net asset value next determined after the Transfer Agent or the Financial Intermediary receives your redemption request in good order. Each Fund reserves the right to reject any redemption request that is not in good order. The specific requirements for good order depend on the type of account and

Barings Funds Trust Prospectus
REDEMPTION OF SHARES

transaction and the method of redemption. Contact the Transfer Agent if you have any questions about your particular circumstances. Generally, “good order” means that the redemption request meets all applicable requirements described in this Prospectus. See “Net Asset Value” for a description of the calculation of net asset value per share.
You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may suspend the right of redemption and postpone payment for more than seven days: (i) during periods when trading on the NYSE is closed on days other than weekdays or holidays; (ii) during periods when trading on the NYSE is restricted; (iii) during any emergency which makes it impractical for a Fund to dispose of its securities or fairly determine the net asset value of the Fund; and (iv) during any other period permitted by the SEC for your protection.
The Transfer Agent, acting on behalf of the Fund, may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account of a “Specified Adult” (as defined in FINRA Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occured, is occurring, has been attempted, or will be attempted, subject to certain conditions.
The Funds are intended for long-term investors and not for those who wish to trade frequently in shares of the Funds. The Funds believe that excessive short-term trading of shares of the Funds, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.
Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading. Pursuant to such policy, a Fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in Fund shares. “Two round-trips within 90 days” means either (1) a purchase of Fund shares followed by a redemption of Fund shares followed by a purchase followed by a redemption or (2) a redemption of Fund shares followed by a purchase of Fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another participating Fund.
Under the policy, each Fund or its Transfer Agent or principal underwriter has the right to reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading.
Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Fund has any arrangement to permit market timing.
The following Fund share transactions (to the extent permitted by a Fund’s Prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:
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transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•
transactions involving an exchange or conversion of shares of different classes of a single Fund;

Barings Funds Trust Prospectus
REDEMPTION OF SHARES

•
transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and Financial Intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a Fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a Fund and may increase costs to a Fund and interfere with efficient portfolio management.
Financial Intermediaries may impose short-term trading restrictions that differ from those of the Funds. Under policies adopted by the Board of Trustees, Financial Intermediaries are permitted to apply a Fund’s excessive trading policy (described above), or their own excessive trading policy as disclosed to the Fund. Any shareholder purchasing shares of a Fund through a Financial Intermediary should check with the Financial Intermediary or the Fund to determine whether the shares are subject to a short-term trading fee. In these cases, a Fund typically does not request or receive individual account data but relies on the Financial Intermediary to monitor trading activity in good faith in accordance with its or the Fund’s policies. Reliance on Financial Intermediaries increases the risk that excessive trading may go undetected. For other Financial Intermediaries that have not established a trading activity policy, each Fund generally monitors trading activity at the omnibus account level to attempt to identify disruptive trades. A Fund may request transaction information, as frequently as daily, from any Financial Intermediary at any time, and may apply the Fund’s policy to transactions that exceed thresholds established by the Board of Trustees. There is no assurance that a Fund will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.
Each Fund monitors aggregate trading activity of Financial Intermediary transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by a Financial Intermediary will lead to fund blocks and the wrap program will lose its qualified status. Financial Intermediary transactions are not matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions are subject to a Fund’s excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the Financial Intermediary directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by a Financial Intermediary who agrees to give a Fund sufficient information to permit the Fund to identify the individual accounts in the wrap program.
Redemptions, like purchases, may be made directly through the Funds or through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing, redemption or service fee in connection with the redemption of shares.
If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are the methods for redeeming shares:
METHOD	INSTRUCTIONS
Through your Financial Intermediary
Your Financial Intermediary can help you redeem shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.

By telephone	If you own your shares directly, you will automatically have the ability to redeem shares by telephone unless you specify otherwise on your account application.

Barings Funds Trust Prospectus
REDEMPTION OF SHARES

METHOD	INSTRUCTIONS

You can elect to have your redemption proceeds sent by check to the address on your account or to the bank account previously designated on your account. If you wish to have redemption proceeds sent to a destination other than your bank account or address of record, a medallion signature guaranteed request must be submitted. Please see “Medallion Signature Guarantees” section in this Prospectus.

By mail	If you own your shares directly and you wish to submit your redemption request by mail, please send a letter of instruction or a completed Transaction Request Form to the address indicated below. 1
Please include your name, account number and sale amount in dollars or shares. Please ensure that each owner of the account signs the letter or form.

For security purposes, a medallion signature guarantee will be required if your written request is for an amount over $100,000, a change of address or bank account was received by the Fund’s transfer agent within the last 15 days, or the money is to be sent to a destination other than your bank account or address of record.

For more information on obtaining a medallion signature guarantee, see “Medallion Signature Guarantees” section in this Prospectus.
1.
Regular Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, P.O. Box 1920, Denver, CO 80201

Overnight Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, 1290 Broadway, Suite 1000, Denver, CO 80203

Involuntary Redemption
A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below the stated share class minimum as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if a Fund initiates such action and allowed 30 days to increase the value of your account to at least the stated share class minimum.
Redemption Proceeds
A redemption request received by a Fund will be effected at the net asset value per share next determined after the Fund receives the request in good order.
The Funds typically expect to send you payment for your shares the business day after your request is received in good order, although if you hold your shares through certain financial intermediaries or financial intermediary programs, the Funds typically expect to send payment for your shares within three business days after your request is received in good order. However, it is possible that payment of redemption proceeds may take up to seven days. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. Under stressed market conditions, a Fund may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time. The Funds have available an unsecured revolving credit facility (the “Redemption Facility”) that may be used as an additional source of liquidity to fund redemptions of shares. Unless renewed, the Redemption Facility will terminate on July 15, 2020, and there can be no guarantee that it will be renewed.
To the extent consistent with applicable laws and regulations, the Funds reserve the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. In-kind redemptions are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of the large redemption on the Fund and its remaining shareholders. Some Funds (such as Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund) may be limited in their ability to use assets other than cash to meet redemption requests

Barings Funds Trust Prospectus
REDEMPTION OF SHARES

due to restrictions on ownership of their portfolio assets. Any in-kind redemption will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the Fund’s net asset value. These securities are subject to market risk until they are sold and may increase or decrease in value prior to converting them into cash. You may incur brokerage and other transaction costs, and could incur a taxable gain or loss for income tax purposes when converting the securities to cash. The Funds have committed, in connection with an election under Rule 18f-1 under the Investment Company Act of 1940, to pay all redemptions of Fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of the Fund’s net assets measured as of the beginning of such 90-day period.
The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.
Medallion Signature Guarantee
A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.
The guarantee must be a “Medallion Signature Guarantee” and must be signed in the name of the guarantor by an authorized person with that person’s title and the date. The Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee your signature.
To protect your accounts from fraud a medallion signature guarantee is generally required for:
•
Redemption requests of  $100,000 or more;

•
You would like a check made payable to anyone other than the shareholder(s) of record.

•
You would like a redemption made within 15 days of an address change or bank account change.

•
You would like a check mailed to an address other than the address of record.

•
You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.
A signature guarantee may be refused if any of the following is applicable:
•
It does not appear valid or in good form.

•
The transaction amount exceeds the surety bond limit of the signature guarantee .

•
The guarantee stamp has been reported as stolen, missing or counterfeit.

A Medallion Signature Guarantee may not be provided by a notary public.
Cost Basis Reporting
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Please contact the Funds at 1-855-439-5459 or consult your Financial Intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Barings Funds Trust Prospectus
EXCHANGE OF SHARES

Shareholders of a Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Barings Funds (a “Cross-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share, plus any applicable redemption/exchange fee with respect to the exchanged shares (see “Redemption of Shares”). Shareholders holding Barings Class A Shares outside of Active Short Duration Fund may also exchange their Class A Shares into Class L Shares of Active Short Duration Fund provided that their Financial Intermediary has entered into an arrangement with the Distributor, or the Manager or its affiliates, to offer such Class L Shares. Active Short Duration Class L Shares may be exchanged for Class A Shares of other Barings funds. The exchange must meet the minimum purchase requirements of the Fund into which the shareholder is exchanging. Read the Prospectus carefully before investing.
If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will not be charged that CDSC upon the Cross-Fund Exchange. However, when you sell the shares acquired through the exchange (the “Acquired Shares”), the shares sold may be subject to a CDSC, depending upon when you originally purchased the Exchanged Shares. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares (and includes the period during which the Acquired Shares were held), and the applicable CDSC will be based on the CDSC schedule of the Exchanged Shares.
Shareholders of a Fund may exchange their shares in a class of a Fund on any business day for shares of a different class of the same Fund (a “Same-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share (see “Redemption of Shares”). The exchange must meet the minimum purchase requirements of the share class into which the shareholder is exchanging. Read the Prospectus carefully before investing.
If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will be charged that CDSC upon the Same-Fund Exchange. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares.
Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if they do not think that the exchange is in the best interests of the Funds and/or their shareholders. The Funds may also terminate your exchange privilege if the Manager determines that your exchange activity is likely to adversely impact its ability to manage the Funds or if the Funds otherwise determine that your exchange activity is contrary to their short-term trading policies and procedures.
Unless you are a tax-exempt investor or investing through a tax-advantaged retirement plan or other tax-advantaged arrangement, an exchange, other than a Same-Fund Exchange, is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes. A Same-Fund Exchange is not expected to result in your realization of a gain or loss for U.S. federal income tax purposes.
Share Certificates
The Funds do not issue share certificates.
Verification of Shareholder Transaction Statements
You must contact a Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.
Non-receipt of Purchase Wire/ Insufficient Funds Policy
The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Barings Funds Trust Prospectus
NET ASSET VALUE

The net asset value of each Fund equals the total value of a Fund’s portfolio investments and other assets, less any liabilities. For purposes of calculating net asset value, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which market quotations are not readily available may be fair valued in good faith by reference to other securities or indexes, or otherwise, by the Funds’ valuation committee, consisting of Fund officers who are also employees of the Manager, pursuant to written policies adopted by, and under the supervision of, the Board of Trustees. The Funds generally use pricing services to value most loans and other debt securities. The Funds may fair value loans or other securities pursuant to written policies adopted by, and under the supervision of, the Board of Trustees if approved pricing services do not recommend a value for such loans or other securities or the value recommended is deemed unreliable. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close (as defined below).
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Fixed income securities with a remaining maturity of 61 days or more are valued using values supplied by approved independent third-party pricing services or broker/dealers. In valuing securities, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to, proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.
Exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or another broker/dealer.
Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. The Fund has implemented fair value pricing on a daily basis for securities of foreign issuers. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed.
The net asset value of each Fund’s shares are determined daily on any day that the NYSE is open, as of the close of regular trading on the NYSE that day (normally 4:00 p.m., Eastern time) (the “NYSE Close”). If the NYSE is scheduled to close early, the NYSE Close will be considered to be the time of the NYSE’s scheduled close. The Funds will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as the NYSE Close for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Domestic debt securities or instruments and foreign securities or instruments are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agent after the Fund’s net asset value has been calculated on a particular day is not used to retroactively adjust the price of a security or the Fund’s net asset value determined earlier that day.
Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using the WM16 Rate provided by the WM Company for the Funds. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed.
In unusual circumstances, instead of valuing securities in the usual manner, a Fund may value securities at fair value as determined in good faith by the Board of Trustees or the Funds’ Valuation Committee, generally based upon recommendations provided by the Manager and the Fund's sub-adviser. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close.
DIVIDENDS AND DISTRIBUTIONS

Each Fund shall declare a dividend daily based on the Manager’s projections of the Fund’s estimated net investment income and distribute such dividend monthly, except for Global Emerging Markets Equity Fund which distributes such

Barings Funds Trust Prospectus
DIVIDENDS AND DISTRIBUTIONS

dividend annually. Each Fund shall pay any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by a Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you purchase your shares. You may change this election by notifying a Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or make any capital gain distributions.
TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to an investment in a Fund in the Barings Funds Trust; it reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. For more detailed information regarding tax considerations, see the SAI. Other tax considerations may apply to particular investors, including shareholders that are not “United States persons” as defined in the Code. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of U.S. federal, state, local, foreign or other tax laws.
Each Fund has elected or intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order for a Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If a Fund so qualifies and satisfies certain distribution requirements, the Fund generally will not be subject to U.S. federal income tax at the Fund level on income and gains that it distributes to shareholders. A Fund’s failure to qualify as a RIC would result in Fund-level taxation and, consequently, would likely materially reduce the investment return to shareholders.
For U.S. federal income tax purposes, Fund distributions are generally taxable as described herein, whether a shareholder receives them in cash or in additional shares of the Fund. (See “Dividends and Distributions” above.)
For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owns or is considered to have owned for one year or less, or of gains characterized as market discount from the disposition of or payments on bonds are taxable to shareholders as ordinary income.
Dividends derived from “qualified dividend income” and properly reported as such by a Fund are taxed to individual shareholders at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of distributions to be derived from qualified dividend income.
A 3.8% Medicare contribution tax is generally imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, dividends, including capital gain dividends, paid by a Fund, and any net gain recognized on the sale or exchange of Fund shares.
Each Fund provides shareholders with detailed federal tax information regarding distributions for each calendar year, early in the following year.

Barings Funds Trust Prospectus
TAX MATTERS

Dividends and distributions on Fund shares are generally subject to federal income tax as described herein, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects unrealized gains or income or gains that are realized but not yet distributed.
Any gain or loss that results from the redemption of a Fund’s shares or exchange of a Fund’s shares for shares of another participating Fund will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
A Fund’s investments in foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s yield on those investments. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations. In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, and foreign securities or foreign currencies, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).
Backup withholding is generally required with respect to taxable distributions paid to any individual shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. Amounts withheld as a result of backup withholding are remitted to the U.S. Treasury but do not constitute an additional tax imposed on the shareholder; such amounts may be claimed as a credit on the shareholder’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.
MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and expenses of the Funds, we may, in accordance with applicable law, send a single copy of the Funds’ Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of a Fund. Additional copies of the Prospectus and shareholder reports may be obtained by calling 1-855-439-5459. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each class of each Fund since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on a Fund share (assuming reinvestment of all dividends and distributions). The information in the following tables has been derived from Global Floating Rate Fund's, Global Credit Income Opportunities Fund's, U.S. High Yield Fund's, Active Short Duration Bond Fund's, Diversified Income Fund's (f/k/a Total Return Bond Fund), Emerging Markets Debt Blended Total Return Fund's, and Global Emerging Markets Equity Fund's financial statements, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report. Each Fund’s Annual Report and Semi-Annual Report to Shareholders is incorporated by reference into this Prospectus, and is available free of charge on the Funds’ website, http://www.barings.com/funds/mutual-funds.

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

Global Floating Rate Fund

	CLASS A
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017		FOR THE YEAR ENDED JUNE 30, 2016		FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.48	$9.54		$9.13		$9.60		$10.20
Income from investment operations:
Net investment income (1)	0.44	0.43		0.43		0.44		0.44
Net realized and unrealized gain (loss) on investments	(0.18)	(0.06)		0.42		(0.45)		(0.35)

Total increase (decrease) from investment operations	0.26	0.37		0.85		(0.01)		0.09

Less dividends and distributions:
From net investment income	(0.44)	(0.38)		(0.31)		(0.46)		(0.68)
From net realized gain	(0.04)	–		–		–		(0.01)
From return of capital	–	(0.05)		(0.13)		–		–

Total dividends and distributions	(0.48)	(0.43)		(0.44)		(0.46)		(0.69)

Redemption fees	–	–		–		–		0.00	(2)

Net asset value, at end of year	$9.26	$9.48		$9.54		$9.13		$9.60

Total investment return (3)	2.77%	4.00%		9.47%		(0.04)%		0.95%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$45,213	$53,371		$45,363		$13,980		$5,153
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.25%	1.26%		1.37%		1.72%		1.74%
Ratio of net expenses to average net assets (4)	1.00%	0.96	%(5)	0.99	%(6)	1.05	%(7)	1.05	%(7)
Ratio of net investment income to average net assets	4.72%	4.55%		4.52%		4.74%		4.44%
Portfolio turnover rate	46.51%	57.74%		47.06%		62.99%		63.17%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.00% as a percentage of average daily net assets.
(5)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.
(6)	Net expenses reflect a one-time voluntary reimbursement to the Fund during the period in connection with a change to the fee waiver and/or expense reimbursement agreement.
(7)	Net expenses reflect a previous fee waiver and/or expense reimbursement agreement.

109

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Global Floating Rate Fund

	CLASS C
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017		FOR THE YEAR ENDED JUNE 30, 2016		FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.45		$9.51		$9.10		$9.57		$10.16
Income from investment operations:
Net investment income (1)	0.37		0.36		0.37		0.37		0.35
Net realized and unrealized gain (loss) on investments	(0.19)		(0.06)		0.41		(0.45)		(0.33)

Total increase (decrease) from investment operations	0.18		0.30		0.78		(0.08)		0.02

Less dividends and distributions:
From net investment income	(0.37)		(0.32)		(0.26)		(0.39)		(0.60)
From net realized gain	(0.04)		–		–		–		(0.01)
From return of capital	–		(0.04)		(0.11)		–		–

Total dividends and distributions	(0.41)		(0.36)		(0.37)		(0.39)		(0.61)

Redemption fees	–		–		–		–		0.00	(2)

Net asset value, at end of year	$9.22		$9.45		$9.51		$9.10		$9.57

Total investment return (3)	2.02%		3.24%		8.68%		(0.81)%		0.30%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$8,005		$8,311		$8,018		$6,803		$5,461
Ratio of total expenses (before reductions and reimbursements) to average net assets	2.05%		2.09%		2.24%		2.50%		3.12%
Ratio of net expenses to average net assets (4)	1.74	%(5)	1.70	%(5)	1.71	%(6)	1.80	%(7)	1.80	%(7)
Ratio of net investment income to average net assets	4.00%		3.80%		3.91%		4.04%		3.60%
Portfolio turnover rate	46.51%		57.74%		47.06%		62.99%		63.17%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.75% as a percentage of average daily net assets.
(5)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.
(6)	Net expenses reflect a one-time voluntary reimbursement to the Fund during the period in connection with a change to the fee waiver and/or expense reimbursement agreement.
(7)	Net expenses reflect a previous fee waiver and/or expense reimbursement agreement.

110

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Global Floating Rate Fund

	CLASS I
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.50	$9.56		$9.15	$9.62	$10.21
Income from investment operations:
Net investment income (1)	0.47	0.46		0.47	0.47	0.46
Net realized and unrealized gain (loss) on investments	(0.18)	(0.06)		0.40	(0.45)	(0.34)

Total increase from investment operations	0.29	0.40		0.87	0.02	0.12

Less dividends and distributions:
From net investment income	(0.47)	(0.41)		(0.32)	(0.49)	(0.70)
From net realized gain	(0.04)	–		–	–	(0.01)
From return of capital	–	(0.05)		(0.14)	–	–

Total dividends and distributions	(0.51)	(0.46)		(0.46)	(0.49)	(0.71)

Redemption fees	–	–		–	–	0.00 (2)

Net asset value, at end of year	$9.28	$9.50		$9.56	$9.15	$9.62

Total investment return (3)	3.04%	4.28%		9.74%	0.25%	1.34%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$32,531	$18,370		$19,733	$19,903	$25,885
Ratio of total expenses (before reductions and reimbursements) to average net assets	0.94%	1.03%		1.16%	1.29%	1.31%
Ratio of net expenses to average net assets (4)	0.75%	0.71	%(5)	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	5.01%	4.78%		4.90%	5.07%	4.69%
Portfolio turnover rate	46.51%	57.74%		47.06%	62.99%	63.17%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.
(5)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

111

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Global Floating Rate Fund

	CLASS Y
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.50	$9.56		$9.15	$9.62	$10.21
Income from investment operations:
Net investment income (1)	0.47	0.46		0.47	0.47	0.45
Net realized and unrealized gain (loss) on investments	(0.19)	(0.06)		0.40	(0.45)	(0.33)

Total increase from investment operations	0.28	0.40		0.87	0.02	0.12

Less dividends and distributions:
From net investment income	(0.47)	(0.41)		(0.32)	(0.49)	(0.70)
From net realized gain	(0.04)	–		–	–	(0.01)
From return of capital	–	(0.05)		(0.14)	–	–

Total dividends and distributions	(0.51)	(0.46)		(0.46)	(0.49)	(0.71)

Redemption fees	–	–		–	–	0.00 (2)

Net asset value, at end of year	$9.27	$9.50		$9.56	$9.15	$9.62

Total investment return (3)	3.03%	4.27%		9.73%	0.22%	1.28%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$187,887	$172,736		$122,736	$125,957	$129,659
Ratio of total expenses (before reductions and reimbursements) to average net assets	0.96%	1.01%		1.14%	1.27%	1.25%
Ratio of net expenses to average net assets (4)	0.75%	0.71	%(5)	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	4.99%	4.79%		4.90%	5.08%	4.58%
Portfolio turnover rate	46.51%	57.74%		47.06%	62.99%	63.17%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.
(5)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

112

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

Global Credit Income Opportunities Fund

	CLASS A
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.32	$9.51	$8.80	$9.51	$10.45
Income from investment operations:
Net investment income (1)	0.50	0.49	0.55	0.56	0.54
Net realized and unrealized gain (loss) on investments	(0.30)	(0.19)	0.71	(0.66)	(0.57)

Total increase (decrease) from investment operations	0.20	0.30	1.26	(0.10)	(0.03)

Less dividends and distributions:
From net investment income	(0.48)	(0.47)	(0.50)	(0.61)	(0.78)
From net realized gain	(0.10)	–	–	–	(0.13)
From return of capital	(0.01)	(0.02)	(0.05)	–	–

Total dividends and distributions	(0.59)	(0.49)	(0.55)	(0.61)	(0.91)

Redemption fees	–	–	–	–	0.00 (2)

Net asset value, at end of year	$8.93	$9.32	$9.51	$8.80	$9.51

Total investment return (3)	2.39%	3.24%	14.61%	(0.84)%	(0.11)%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$51,205	$60,507	$26,904	$12,340	$12,718
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.36%	1.38%	1.56%	1.90%	1.98%
Ratio of net expenses to average net assets (4)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	5.46%	5.17%	5.83%	6.28%	5.46%
Portfolio turnover rate	58.78%	52.29%	48.69%	58.08%	84.65%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

113

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Global Credit Income Opportunities Fund

	CLASS C
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.31	$9.50	$8.79	$9.50	$10.45
Income from investment operations:
Net investment income (1)	0.43	0.42	0.48	0.49	0.47
Net realized and unrealized gain (loss) on investments	(0.29)	(0.19)	0.71	(0.65)	(0.58)

Total increase (decrease) from investment operations	0.14	0.23	1.19	(0.16)	(0.11)

Less dividends and distributions:
From net investment income	(0.42)	(0.40)	(0.43)	(0.55)	(0.71)
From net realized gain	(0.10)	–	–	–	(0.13)
From return of capital	(0.01)	(0.02)	(0.05)	–	–

Total dividends and distributions	(0.53)	(0.42)	(0.48)	(0.55)	(0.84)

Redemption fees	–	–	–	–	0.00 (2)

Net asset value, at end of year	$8.92	$9.31	$9.50	$8.79	$9.50

Total investment return (3)	1.63%	2.47%	13.75%	(1.59)%	(0.93)%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$8,462	$8,842	$6,628	$3,578	$3,579
Ratio of total expenses (before reductions and reimbursements) to average net assets	2.21%	2.21%	2.39%	2.91%	4.09%
Ratio of net expenses to average net assets (4)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income to average net assets	4.73%	4.44%	5.12%	5.50%	4.79%
Portfolio turnover rate	58.78%	52.29%	48.69%	58.08%	84.65%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.95% as a percentage of average daily net assets.

114

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Global Credit Income Opportunities Fund

	CLASS I
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.32	$9.50	$8.80	$9.51	$10.46
Income from investment operations:
Net investment income (1)	0.52	0.51	0.58	0.58	0.56
Net realized and unrealized gain (loss) on investments	(0.29)	(0.18)	0.70	(0.65)	(0.58)

Total increase (decrease) from investment operations	0.23	0.33	1.28	(0.07)	(0.02)

Less dividends and distributions:
From net investment income	(0.51)	(0.49)	(0.52)	(0.64)	(0.80)
From net realized gain	(0.10)	–	–	–	(0.13)
From return of capital	(0.01)	(0.02)	(0.06)	–	–

Total dividends and distributions	(0.62)	(0.51)	(0.58)	(0.64)	(0.93)

Redemption fees	–	–	–	–	0.00 (2)

Net asset value, at end of year	$8.93	$9.32	$9.50	$8.80	$9.51

Total investment return (3)	2.65%	3.49%	14.90%	(0.61)%	0.05%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$23,203	$21,788	$22,228	$24,689	$26,428
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.09%	1.13%	1.27%	1.54%	1.58%
Ratio of net expenses to average net assets (4)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	5.69%	5.45%	6.22%	6.54%	5.69%
Portfolio turnover rate	58.78%	52.29%	48.69%	58.08%	84.65%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.

115

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Global Credit Income Opportunities Fund

	CLASS Y
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015

Per Common Share Data
Net asset value, beginning of year	$9.31	$9.50	$8.80	$9.51	$10.46
Income from investment operations:
Net investment income (1)	0.52	0.51	0.57	0.59	0.56
Net realized and unrealized gain (loss) on investments	(0.28)	(0.19)	0.71	(0.66)	(0.58)

Total increase (decrease) from investment operations	0.24	0.32	1.28	(0.07)	(0.02)

Less dividends and distributions:
From net investment income	(0.51)	(0.49)	(0.52)	(0.64)	(0.80)
From net realized gain	(0.10)	–	–	–	(0.13)
From return of capital	(0.01)	(0.02)	(0.06)	–	–

Total dividends and distributions	(0.62)	(0.51)	(0.58)	(0.64)	(0.93)

Redemption fees	–	–	–	–	0.00 (2)

Net asset value, at end of year	$8.93	$9.31	$9.50	$8.80	$9.51

Total investment return (3)	2.64%	3.48%	14.90%	(0.61)%	0.05%

Supplemental Data and Ratios
Net assets, end of year (000’s)	$129,621	$140,362	$96,014	$58,312	$39,006
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.12%	1.14%	1.28%	1.55%	1.58%
Ratio of net expenses to average net assets (4)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	5.71%	5.43%	6.14%	6.56%	5.67%
Portfolio turnover rate	58.78%	52.29%	48.69%	58.08%	84.65%

(1)	Calculated using average shares outstanding.
(2)	Amount rounds to less than $.01 per share.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.

116

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

U.S. High Yield Fund

	CLASS A
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.82	$10.59	$10.14	$10.00
Income from investment operations:
Net investment income (2)	0.58	0.61	0.65	0.39
Net realized and unrealized gain (loss) on investments	(0.02)	(0.47)	0.65	0.13

Total increase from investment operations	0.56	0.14	1.30	0.52

Less dividends and distributions:
From net investment income	(0.59)	(0.61)	(0.66)	(0.38)
From net realized gain	–	(0.30)	(0.19)	–

Total dividends and distributions	(0.59)	(0.91)	(0.85)	(0.38)

Net asset value, at end of year	$9.79	$9.82	$10.59	$10.14

Total investment return (3)	5.84%	1.32%	13.13%	5.36	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$3,840	$2,918	$2,633	$206
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.64%	1.71%	1.82%	5.47	%(5)
Ratio of net expenses to average net assets (6)	1.00%	1.00%	1.00%	0.99	%(5)
Ratio of net investment income to average net assets	5.99%	5.92%	6.21%	5.93	%(5)
Portfolio turnover rate	55.98%	43.75%	71.57%	77.52	%(4)

(1)	Fund commenced operations on October 30, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.00% as a percentage of average daily net assets.

117

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

U.S. High Yield Fund

	CLASS C
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.82	$10.59	$10.14	$10.00
Income from investment operations:
Net investment income (2)	0.51	0.53	0.58	0.33
Net realized and unrealized gain (loss) on investments	(0.03)	(0.47)	0.64	0.14

Total increase from investment operations	0.48	0.06	1.22	0.47

Less dividends and distributions:
From net investment income	(0.51)	(0.53)	(0.58)	(0.33)
From net realized gain	–	(0.30)	(0.19)	–

Total dividends and distributions	(0.51)	(0.83)	(0.77)	(0.33)

Net asset value, at end of year	$9.79	$9.82	$10.59	$10.14

Total investment return (3)	5.03%	0.61%	12.24%	4.85	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$98	$98	$118	$101
Ratio of total expenses (before reductions and reimbursements) to average net assets	7.14%	6.43%	6.18%	7.30	%(5)
Ratio of net expenses to average net assets (6)	1.75%	1.75%	1.75%	1.73	%(5)
Ratio of net investment income to average net assets	5.27%	5.17%	5.50%	5.08	%(5)
Portfolio turnover rate	55.98%	43.75%	71.57%	77.52	%(4)

(1)	Fund commenced operations on October 30, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.75% as a percentage of average daily net assets.

118

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

U.S. High Yield Fund

	CLASS I
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.82	$10.59	$10.14	$10.00
Income from investment operations:
Net investment income (2)	0.61	0.63	0.68	0.40
Net realized and unrealized gain (loss) on investments	(0.03)	(0.47)	0.64	0.13

Total increase from investment operations	0.58	0.16	1.32	0.53

Less dividends and distributions:
From net investment income	(0.61)	(0.63)	(0.68)	(0.39)
From net realized gain	–	(0.30)	(0.19)	–

Total dividends and distributions	(0.61)	(0.93)	(0.87)	(0.39)

Net asset value, at end of year	$9.79	$9.82	$10.59	$10.14

Total investment return (3)	6.07%	1.61%	13.36%	5.53	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$12,135	$14,816	$15,720	$14,863
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.11%	1.28%	1.36%	1.38	%(5)
Ratio of net expenses to average net assets (6)	0.75%	0.75%	0.75%	0.74	%(5)
Ratio of net investment income to average net assets	6.28%	6.16%	6.50%	6.11	%(5)
Portfolio turnover rate	55.98%	43.75%	71.57%	77.52	%(4)

(1)	Fund commenced operations on October 30, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.

119

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

U.S. High Yield Fund

	CLASS Y
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.82	$10.58	$10.14	$10.00
Income from investment operations:
Net investment income (2)	0.61	0.62	0.68	0.39
Net realized and unrealized gain (loss) on investments	(0.03)	(0.45)	0.63	0.14

Total increase from investment operations	0.58	0.17	1.31	0.53

Less dividends and distributions:
From net investment income	(0.61)	(0.63)	(0.68)	(0.39)
From net realized gain	–	(0.30)	(0.19)	–

Total dividends and distributions	(0.61)	(0.93)	(0.87)	(0.39)

Net asset value, at end of year	$9.79	$9.82	$10.58	$10.14

Total investment return (3)	6.09%	1.61%	13.35%	5.52	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$34,695	$39,176	$14,631	$12,675
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.09%	1.25%	1.36%	1.42	%(5)
Ratio of net expenses to average net assets (6)	0.75%	0.75%	0.75%	0.74	%(5)
Ratio of net investment income to average net assets	6.27%	6.09%	6.50%	6.06	%(5)
Portfolio turnover rate	55.98%	43.75%	71.57%	77.52	%(4)

(1)	Fund commenced operations on October 30, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.

120

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

Active Short Duration Bond Fund

	CLASS A
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.88	$10.01	$9.98		$10.00
Income from investment operations:
Net investment income (2)	0.27	0.21	0.17		0.15
Net realized and unrealized gain (loss) on investments	0.08	(0.10)	0.03		(0.03	)(3)

Total increase from investment operations	0.35	0.11	0.20		0.12

Less dividends and distributions:
From net investment income	(0.27)	(0.21)	(0.17)		(0.14)
From net realized gain	(0.02)	(0.03)	(0.00	)(4)	–

Total dividends and distributions	(0.29)	(0.24)	(0.17)		(0.14)

Net asset value, at end of year	$9.94	$9.88	$10.01		$9.98

Total investment return (5)	3.52%	1.10%	2.12%		1.17	%(6)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$135,981	$177,020	$119,189		$39,992
Ratio of total expenses (before reductions and reimbursements) to average net assets	0.90%	0.94%	1.06%		1.18	%(7)
Ratio of net expenses to average net assets (8)	0.65%	0.65%	0.65%		0.65	%(7)
Ratio of net investment income to average net assets	2.75%	2.15%	1.72%		1.51	%(7)
Portfolio turnover rate	43.15%	53.33%	88.52%		218.67	%(6)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.65% as a percentage of average daily net assets.

121

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Active Short Duration Bond Fund

	CLASS C
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.87	$10.01	$9.97		$10.00
Income from investment operations:
Net investment income (2)	0.25	0.19	0.19		0.07
Net realized and unrealized gain (loss) on investments	0.08	(0.11)	0.05		(0.03	)(3)

Total increase from investment operations	0.33	0.08	0.24		0.04

Less dividends and distributions:
From net investment income	(0.25)	(0.19)	(0.20)		(0.07)
From net realized gain	(0.02)	(0.03)	(0.00	)(4)	–

Total dividends and distributions	(0.27)	(0.22)	(0.20)		(0.07)

Net asset value, at end of year	$9.93	$9.87	$10.01		$9.97

Total investment return (5)	3.23%	0.84%	2.41%		0.39	%(6)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$1,178	$1,139	$236		$257
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.70%	1.95%	3.09	%(7)	5.44	%(8)(9)
Ratio of net expenses to average net assets (10)	0.90%	0.90%	0.40	%(7)	1.40	%(8)(9)
Ratio of net investment income to average net assets	2.51%	1.92%	1.94	%(7)	0.71	%(8)(9)
Portfolio turnover rate	43.15%	53.33%	88.52%		218.67	%(6)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Expenses shown reflect a reimbursement to the Fund during the period for an overaccrual of 12b-1 fees made during and prior to the period.
(8)	Annualized for periods less than one full year.
(9)	Expenses shown reflect an overaccrual of 12b-1 fees for the period of $1,478 or 0.50% of average net assets over the period. Subsequent to the period, the Fund was reimbursed for the overaccrued amount.
(10)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.90% as a percentage of average daily net assets.

122

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FINANCIAL HIGHLIGHTS (CONTINUED)

Active Short Duration Bond Fund

	CLASS I
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.88	$10.01	$9.97		$10.00
Income from investment operations:
Net investment income (2)	0.30	0.24	0.18		0.16
Net realized and unrealized gain (loss) on investments	0.08	(0.10)	0.06		(0.03	)(3)

Total increase from investment operations	0.38	0.14	0.24		0.13

Less dividends and distributions:
From net investment income	(0.30)	(0.24)	(0.20)		(0.16)
From net realized gain	(0.02)	(0.03)	(0.00	)(4)	–

Total dividends and distributions	(0.32)	(0.27)	(0.20)		(0.16)

Net asset value, at end of year	$9.94	$9.88	$10.01		$9.97

Total investment return (5)	3.78%	1.39%	2.44%		1.35	%(6)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$301	$300	$100		$5,971
Ratio of total expenses (before reductions and reimbursements) to average net assets	2.84%	3.07%	1.67%		0.96	%(7)
Ratio of net expenses to average net assets (8)	0.40%	0.40%	0.40%		0.44	%(7)
Ratio of net investment income to average net assets	3.01%	2.39%	1.84%		1.67	%(7)
Portfolio turnover rate	43.15%	53.33%	88.52%		218.67	%(6)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.40% as a percentage of average daily net assets.

123

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Active Short Duration Bond Fund

	CLASS Y
	FOR THE YEAR ENDED JUNE 30, 2019	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.87	$10.01	$9.97		$10.00
Income from investment operations:
Net investment income (2)	0.30	0.24	0.20		0.17
Net realized and unrealized gain (loss) on investments	0.07	(0.11)	0.04		(0.04	)(3)

Total increase from investment operations	0.37	0.13	0.24		0.13

Less dividends and distributions:
From net investment income	(0.29)	(0.24)	(0.20)		(0.16)
From net realized gain	(0.02)	(0.03)	(0.00	)(4)	–

Total dividends and distributions	(0.31)	(0.27)	(0.20)		(0.16)

Net asset value, at end of year	$9.93	$9.87	$10.01		$9.97

Total investment return (5)	3.78%	1.35%	2.38%		1.36	%(6)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$578,272	$252,325	$204,464		$109,645
Ratio of total expenses (before reductions and reimbursements) to average net assets	0.61%	0.70%	0.82%		0.87	%(7)
Ratio of net expenses to average net assets (8)	0.40%	0.40%	0.40%		0.41	%(7)
Ratio of net investment income to average net assets	3.06%	2.39%	1.97%		1.73	%(7)
Portfolio turnover rate	43.15%	53.33%	88.52%		218.67	%(6)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.40% as a percentage of average daily net assets.

124

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

Diversified Income Fund (f/k/a Total Return Bond Fund)

	CLASS A
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.77		$10.08	$10.18	$10.00
Income from investment operations:
Net investment income (2)	0.30		0.27	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.06		(0.28)	(0.09)	0.20

Total increase (decrease) from investment operations	0.36		(0.01)	0.16	0.45

Less dividends and distributions:
From net investment income	(0.31)		(0.29)	(0.26)	(0.25)
From net realized gain	–		–	–	(0.02)
From return of capital	–		(0.01)	–	–

Total dividends and distributions	(0.31)		(0.30)	(0.26)	(0.27)

Net asset value, at end of year	$9.82		$9.77	$10.08	$10.18

Total investment return (3)	3.77%		(0.12)%	1.65%	4.63	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$247		$207	$218	$211
Ratio of total expenses (before reductions and reimbursements) to average net assets	3.57%		3.72%	3.52%	5.60	%(5)
Ratio of net expenses to average net assets (6)(7)	0.79	%(8)	0.80%	0.80%	0.80	%(5)
Ratio of net investment income to average net assets	3.11%		2.70%	2.49%	2.52	%(5)
Portfolio turnover rate	192.64%		172.39%	242.55%	434.37	%(4)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.80% as a percentage of average daily net assets.
(7)	Ratio of net expenses to average net assets does not include expenses of the underlying fund in which the Fund invests.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

125

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Diversified Income Fund (f/k/a Total Return Bond Fund)

	CLASS C
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.77		$10.08	$10.18	$10.00
Income from investment operations:
Net investment income (2)	0.24		0.19	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.05		(0.27)	(0.08)	0.21

Total increase (decrease) from investment operations	0.29		(0.08)	0.09	0.38

Less dividends and distributions:
From net investment income	(0.24)		(0.22)	(0.19)	(0.18)
From net realized gain	–		–	–	(0.02)
From return of capital	–		(0.01)	–	–

Total dividends and distributions	(0.24)		(0.23)	(0.19)	(0.20)

Net asset value, at end of year	$9.82		$9.77	$10.08	$10.18

Total investment return (3)	2.99%		(0.87)%	0.89%	3.87	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$197		$196	$202	$204
Ratio of total expenses (before reductions and reimbursements) to average net assets	4.75%		4.60%	4.41%	6.38	%(5)
Ratio of net expenses to average net assets (6)(7)	1.54	%(8)	1.55%	1.55%	1.55	%(5)
Ratio of net investment income to average net assets	2.45%		1.95%	1.74%	1.77	%(5)
Portfolio turnover rate	192.64%		172.39%	242.55%	434.37	%(4)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.55% as a percentage of average daily net assets.
(7)	Ratio of net expenses to average net assets does not include expenses of the underlying fund in which the Fund invests.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

126

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Diversified Income Fund (f/k/a Total Return Bond Fund)

	CLASS I
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.77		$10.08	$10.18	$10.00
Income from investment operations:
Net investment income (2)	0.33		0.29	0.28	0.27
Net realized and unrealized gain (loss) on investments	0.05		(0.27)	(0.09)	0.20

Total increase from investment operations	0.38		0.02	0.19	0.47

Less dividends and distributions:
From net investment income	(0.33)		(0.32)	(0.29)	(0.27)
From net realized gain	–		–	–	(0.02)
From return of capital	–		(0.01)	–	–

Total dividends and distributions	(0.33)		(0.33)	(0.29)	(0.29)

Net asset value, at end of year	$9.82		$9.77	$10.08	$10.18

Total investment return (3)	4.01%		0.13%	1.90%	4.89	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$12,130		$12,070	$12,457	$12,582
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.29%		1.30%	1.36%	1.37	%(5)
Ratio of net expenses to average net assets (6)(7)	0.55	%(8)	0.55%	0.55%	0.55	%(5)
Ratio of net investment income to average net assets	3.44%		2.94%	2.74%	2.77	%(5)
Portfolio turnover rate	192.64%		172.39%	242.55%	434.37	%(4)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.55% as a percentage of average daily net assets.
(7)	Ratio of net expenses to average net assets does not include expenses of the underlying fund in which the Fund invests.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

127

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Diversified Income Fund (f/k/a Total Return Bond Fund)

	CLASS Y
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.77		$10.08	$10.18	$10.00
Income from investment operations:
Net investment income (2)	0.33		0.29	0.27	0.27
Net realized and unrealized gain (loss) on investments	0.05		(0.27)	(0.08)	0.20

Total increase from investment operations	0.38		0.02	0.19	0.47

Less dividends and distributions:
From net investment income	(0.33)		(0.32)	(0.29)	(0.27)
From net realized gain	–		–	–	(0.02)
From return of capital	–		(0.01)	–	–

Total dividends and distributions	(0.33)		(0.33)	(0.29)	(0.29)

Net asset value, at end of year	$9.82		$9.77	$10.08	$10.18

Total investment return (3)	4.01%		0.13%	1.90%	4.89	%(4)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$29,925		$16,414	$17,478	$13,011
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.30%		1.33%	1.36%	1.36	%(5)
Ratio of net expenses to average net assets (6)(7)	0.55	%(8)	0.55%	0.55%	0.55	%(5)
Ratio of net investment income to average net assets	3.42%		2.95%	2.72%	2.77	%(5)
Portfolio turnover rate	192.64%		172.39%	242.55%	434.37	%(4)

(1)	Fund commenced operations on July 8, 2015.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.55% as a percentage of average daily net assets.
(7)	Ratio of net expenses to average net assets does not include expenses of the underlying fund in which the Fund invests.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

128

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

Emerging Markets Debt Blended Total Return Fund

	CLASS A
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.51		$10.55		$9.90		$10.00
Income from investment operations:
Net investment income (2)	0.55		0.45		0.42		0.43
Net realized and unrealized gain (loss) on investments	0.60		(0.64)		0.73		(0.19)

Total increase (decrease) from investment operations	1.15		(0.19)		1.15		0.24

Less dividends and distributions:
From net investment income	(0.55)		(0.55)		(0.50)		(0.34)
From net realized gain	–		(0.30)		–		(0.00	)(3)
From return of capital	(0.05)		–		–		–

Total dividends and distributions	(0.60)		(0.85)		(0.50)		(0.34)

Net asset value, at end of year	$10.06		$9.51		$10.55		$9.90

Total investment return (4)	12.59%		(2.21)%		11.94%		2.62	%(5)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$405		$566		$211		$198
Ratio of total expenses (before reductions and reimbursements) to average net assets	3.19%		3.63%		5.77%		6.82	%(6)
Ratio of net expenses to average net assets (7)	1.02	%(8)	1.11	%(8)	1.15	%(8)	1.16	%(6)
Ratio of net investment income to average net assets	5.74%		4.33%		4.17%		6.52	%(6)
Portfolio turnover rate	89.98%		51.95%		55.66%		83.26	%(5)

(1)	Fund commenced operations on October 21, 2015.
(2)	Calculated using average shares outstanding.
(3)	Amount rounds to less than $.01 per share.
(4)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(5)	Not annualized.
(6)	Annualized for periods less than one full year.
(7)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

129

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Emerging Markets Debt Blended Total Return Fund

	CLASS C
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.51		$10.55		$9.90		$10.00
Income from investment operations:
Net investment income (2)	0.49		0.48		0.35		0.38
Net realized and unrealized gain (loss) on investments	0.59		(0.74)		0.73		(0.19)

Total increase (decrease) from investment operations	1.08		(0.26)		1.08		0.19

Less dividends and distributions:
From net investment income	(0.48)		(0.48)		(0.43)		(0.29)
From net realized gain	–		(0.30)		–		(0.00	)(3)
From return of capital	(0.05)		–		–		–

Total dividends and distributions	(0.53)		(0.78)		(0.43)		(0.29)

Net asset value, at end of year	$10.06		$9.51		$10.55		$9.90

Total investment return (4)	11.78%		(2.90)%		11.11%		2.10	%(5)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$261		$277		$222		$198
Ratio of total expenses (before reductions and reimbursements) to average net assets	5.02%		5.85%		6.47%		7.57	%(6)
Ratio of net expenses to average net assets (7)	1.71	%(8)	1.85	%(8)	1.89	%(8)	1.90	%(6)
Ratio of net investment income to average net assets	5.14%		4.63%		3.44%		5.79	%(6)
Portfolio turnover rate	89.98%		51.95%		55.66%		83.26	%(5)

(1)	Fund commenced operations on October 21, 2015.
(2)	Calculated using average shares outstanding.
(3)	Amount rounds to less than $.01 per share.
(4)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(5)	Not annualized.
(6)	Annualized for periods less than one full year.
(7)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.95% as a percentage of average daily net assets.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

130

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Emerging Markets Debt Blended Total Return Fund

	CLASS I
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.51		$10.55		$9.90		$10.00
Income from investment operations:
Net investment income (2)	0.59		0.54		0.45		0.45
Net realized and unrealized gain (loss) on investments	0.58		(0.70)		0.73		(0.19)

Total increase (decrease) from investment operations	1.17		(0.16)		1.18		0.26

Less dividends and distributions:
From net investment income	(0.57)		(0.58)		(0.53)		(0.36)
From net realized gain	–		(0.30)		–		(0.00	)(3)
From return of capital	(0.05)		–		–		–

Total dividends and distributions	(0.62)		(0.88)		(0.53)		(0.36)

Net asset value, at end of year	$10.06		$9.51		$10.55		$9.90

Total investment return (4)	12.86%		(1.94)%		12.22%		2.79	%(5)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$23,964		$22,650		$5,063		$4,753
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.44%		1.94%		2.76%		2.58	%(6)
Ratio of net expenses to average net assets (7)	0.73	%(8)	0.80	%(8)	0.90	%(8)	0.92	%(6)
Ratio of net investment income to average net assets	6.18%		5.31%		4.42%		6.77	%(6)
Portfolio turnover rate	89.98%		51.95%		55.66%		83.26	%(5)

(1)	Fund commenced operations on October 21, 2015.
(2)	Calculated using average shares outstanding.
(3)	Amount rounds to less than $.01 per share.
(4)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(5)	Not annualized.
(6)	Annualized for periods less than one full year.
(7)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

131

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Emerging Markets Debt Blended Total Return Fund

	CLASS Y
	FOR THE YEAR ENDED JUNE 30, 2019		FOR THE YEAR ENDED JUNE 30, 2018		FOR THE YEAR ENDED JUNE 30, 2017		PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 (1)

Per Common Share Data
Net asset value, beginning of year	$9.51		$10.55		$9.90		$10.00
Income from investment operations:
Net investment income (2)	0.59		0.55		0.45		0.45
Net realized and unrealized gain (loss) on investments	0.58		(0.71)		0.73		(0.19)

Total increase (decrease) from investment operations	1.17		(0.16)		1.18		0.26

Less dividends and distributions:
From net investment income	(0.57)		(0.58)		(0.53)		(0.36)
From net realized gain	–		(0.30)		–		(0.00	)(3)
From return of capital	(0.05)		–		–		–

Total dividends and distributions	(0.62)		(0.88)		(0.53)		(0.36)

Net asset value, at end of year	$10.06		$9.51		$10.55		$9.90

Total investment return (4)	12.86%		(1.94)%		12.22%		2.79	%(5)

Supplemental Data and Ratios
Net assets, end of year (000’s)	$25,805		$23,122		$5,340		$4,754
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.44%		1.95%		2.77%		2.58	%(6)
Ratio of net expenses to average net assets (7)	0.72	%(8)	0.80	%(8)	0.90	%(8)	0.92	%(6)
Ratio of net investment income to average net assets	6.19%		5.38%		4.43%		6.77	%(6)
Portfolio turnover rate	89.98%		51.95%		55.66%		83.26	%(5)

(1)	Fund commenced operations on October 21, 2015.
(2)	Calculated using average shares outstanding.
(3)	Amount rounds to less than $.01 per share.
(4)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(5)	Not annualized.
(6)	Annualized for periods less than one full year.
(7)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.
(8)	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

132

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

Barings Global Emerging Markets Equity Fund

	CLASS A
	PERIOD FROM SEPTEMBER 17, 2018 THROUGH JUNE 30, 2019%(1)

Per Common Share Data
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income (2)	0.06
Net realized and unrealized gain on investments	1.04
Total increase from investment operations	1.10
Net asset value, at end of year	$11.10
Total investment return (3)	11.04	%(4)
Supplemental Data and Ratios
Net assets, end of year (000’s)	$111
Ratio of total expenses (before reductions and reimbursements) to average net assets	7.43	%(5)
Ratio of net expenses to average net assets (6)	1.45	%(5)
Ratio of net investment income to average net assets	0.73	%(5)
Portfolio turnover rate	7.48	%(4)

(1)	Fund commenced operations on September 17, 2018.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.45% as a percentage of average daily net assets.

133

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Barings Global Emerging Markets Equity Fund

	CLASS C
	PERIOD FROM SEPTEMBER 17, 2018 THROUGH JUNE 30, 2019%(1)

Per Common Share Data
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income (2)	0.00	(3)
Net realized and unrealized gain on investments	1.04
Total increase from investment operations	1.04
Net asset value, at end of year	$11.04
Total investment return (4)	10.39	%(5)
Supplemental Data and Ratios
Net assets, end of year (000’s)	$110
Ratio of total expenses (before reductions and reimbursements) to average net assets	8.19	%(6)
Ratio of net expenses to average net assets (7)	2.20	%(6)
Ratio of net investment income to average net assets	(0.03	)%(6)
Portfolio turnover rate	7.48	%(5)

(1)	Fund commenced operations on September 17, 2018.
(2)	Calculated using average shares outstanding.
(3)	Amount rounds to less than $.01 per share.
(4)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund's dividend reinvestment plan.
(5)	Not annualized.
(6)	Annualized for periods less than one full year.
(7)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 2.20% as a percentage of average daily net assets.

134

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Barings Global Emerging Markets Equity Fund

	CLASS I
	PERIOD FROM SEPTEMBER 17, 2018 THROUGH JUNE 30, 2019%(1)

Per Common Share Data
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	1.05
Total increase from investment operations	1.13
Net asset value, at end of year	$11.13
Total investment return (3)	11.26	%(4)
Supplemental Data and Ratios
Net assets, end of year (000’s)	$5,452
Ratio of total expenses (before reductions and reimbursements) to average net assets	2.94	%(5)
Ratio of net expenses to average net assets (6)	1.20	%(5)
Ratio of net investment income to average net assets	0.98	%(5)
Portfolio turnover rate	7.48	%(4)

(1)	Fund commenced operations on September 17, 2018.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

135

Barings Funds Trust Prospectus

FINANCIAL HIGHLIGHTS (CONTINUED)

Barings Global Emerging Markets Equity Fund

	CLASS Y
	PERIOD FROM SEPTEMBER 17, 2018 THROUGH JUNE 30, 2019%(1)

Per Common Share Data
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	1.05
Total increase from investment operations	1.13
Net asset value, at end of year	$11.13
Total investment return (3)	11.26	%(4)
Supplemental Data and Ratios
Net assets, end of year (000’s)	$5,452
Ratio of total expenses (before reductions and reimbursements) to average net assets	2.94	%(5)
Ratio of net expenses to average net assets (6)	1.20	%(5)
Ratio of net investment income to average net assets	0.98	%(5)
Portfolio turnover rate	7.48	%(4)

(1)	Fund commenced operations on September 17, 2018.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

136

Barings Funds Trust Prospectus
Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers

Specific intermediaries may have different policies and procedures regarding the availability of sales charge reductions and waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For sales charge reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such reductions or waivers.
JANNEY MONTGOMERY SCOTT LLC
Effective May 1, 2020, shareholders purchasing fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end sales charge waivers on Class A shares available at Janney
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A and C shares available at Janney
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•
Shares purchased in connection with a return of excess contributions from an IRA account.

•
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.

•
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•
Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation
•
Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

MERRILL LYNCH

Barings Funds Trust Prospectus
Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefits plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).

•
Shares purchased through a Merrill Lynch affiliated investment advisory program.

•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.

•
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus.

•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Class A, B, and C Shares available at Merrill Lynch
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•
Shares acquired through a right of reinstatement.

•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

Barings Funds Trust Prospectus
Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers

•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

Other Discounts available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•
Breakpoints as described in this Prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

MORGAN STANLEY
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A and Class L shares, as applicable, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A and Class L Shares, as Applicable, available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•
Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A or Class L shares of the same fund, as applicable, pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

•
Your financial intermediary, on your behalf, can also convert Class A shares of the Barings Active Short Duration Bond Fund to Class L shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

RAYMOND JAMES
Effective July 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, are eligible only for the following load (front-end sales charges waivers

Barings Funds Trust Prospectus
Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers

and contingent deferred, or back-end sales charge waivers) and discounts, which may different from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•
Shares purchased in an investment advisory program.

•
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Classes A, B and C shares available at Raymond James
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
•
Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

UBS
Class Y shares may also be available on UBS’s brokerage platform since it has entered into an agreement with the Funds’ distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Funds are available in other share classes that have different fees and expenses.
WELLS FARGO

Barings Funds Trust Prospectus
Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers

Shareholders purchasing Fund shares through a Wells Fargo platform or account are eligible only for the following load (front-end sales charges waivers and contingent deferred, or back-end sales charge waivers) and discounts, which may different from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Effective November 1, 2019, Class C Shares of each Fund will automatically convert into Class A Shares of the same Fund after they have been held for ten years. This automatic conversion will be executed without any sales charge, fee or other charge. After the conversion takes place, the shares will be subject to all features and expenses of Class A Shares.

300 South Tryon Street
Charlotte, NC 28202
1-855-439-5459

BARINGS FUNDS TRUST
Barings Global Floating Rate Fund
Barings Global Credit Income Opportunities Fund
Barings U.S. High Yield Fund
Barings Active Short Duration Bond Fund
Barings Diversified Income Fund
Barings Emerging Markets Debt Blended Total Return Fund
Barings Global Emerging Markets Equity Fund
More information about Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings U.S. High Yield Fund, Barings Active Short Duration Bond Fund, Barings Diversified Income Fund, Barings Emerging Markets Debt Blended Total Return Fund and Barings Global Emerging Markets Equity Fund (the “Funds”), each an investment portfolio of Barings Funds Trust (the “Trust”), is available without charge upon request through the following:
Statement of Additional Information (SAI): The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Funds and is available, free of charge, on the Funds’ website at http://www.barings.com/funds/mutual-funds. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Annual and Semi-Annual Reports: Additional information about Barings Global Floating Rate Fund's, Barings Global Credit Income Opportunities Fund's, Barings U.S. High Yield Fund's, Barings Active Short Duration Bond Fund's, Barings Diversified Income Fund's and Barings Emerging Markets Debt Blended Total Return Fund's investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders, which are available, free of charge, on the Funds’ website at http://www.barings.com/funds/mutual-funds. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last year.
To Obtain More Information:
By Internet: http://www.barings.com/funds/mutual-funds
By Telephone: 1-855-439-5459
By Regular Mail:	For Overnight Mail:
Barings Funds Trust c/o ALPS Fund Services, Inc. Attn: Transfer Agent P.O. Box 1920 Denver, CO 80201	Barings Funds Trust c/o ALPS Fund Services, Inc. 1290 Broadway Street, Suite 1000 Denver, CO 80203
From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
The Trust’s Investment Company Act
Registration Number: 811-22845